UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of March 31, 2014

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING

PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2014.

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.8%
	Consumer Discretionary — 11.7%
	Distributors — 0.7%
541	Genuine Parts Co.	47,012

	Hotels, Restaurants & Leisure — 1.6%
556	Brinker International, Inc.	29,144
647	Dunkin’ Brands Group, Inc.	32,489
582	Yum! Brands, Inc.	43,883

		105,516

	Household Durables — 0.4%
359	Tupperware Brands Corp.	30,110

	Media — 3.9%
1,285	Cinemark Holdings, Inc.	37,270
1,074	Comcast Corp., Class A	52,357
938	Omnicom Group, Inc.	68,111
196	Time Warner Cable, Inc.	26,821
1,269	Time Warner, Inc.	82,932

		267,491

	Multiline Retail — 0.6%
654	Macy’s, Inc.	38,749

	Specialty Retail — 3.9%
1,360	Gap, Inc. (The)	54,470
725	Home Depot, Inc. (The)	57,392
1,313	L Brands, Inc.	74,528
290	Tiffany & Co.	24,996
836	Williams-Sonoma, Inc.	55,730

		267,116

	Textiles, Apparel & Luxury Goods — 0.6%
696	V.F. Corp.	43,081

	Total Consumer Discretionary	799,075

	Consumer Staples — 7.1%
	Beverages — 0.9%
1,579	Coca-Cola Co. (The)	61,030

	Food Products — 2.0%
472	Hershey Co. (The)	49,317
267	JM Smucker Co. (The)	25,926
1,801	Mondelez International, Inc., Class A	62,213

		137,456

	Household Products — 1.5%
1,229	Procter & Gamble Co. (The)	99,087

	Tobacco — 2.7%
1,296	Lorillard, Inc.	70,061
1,380	Philip Morris International, Inc.	113,012

		183,073

	Total Consumer Staples	480,646

	Energy — 10.3%
	Oil, Gas & Consumable Fuels — 10.3%
1,133	Chevron Corp.	134,775
2,280	ConocoPhillips	160,395
1,538	Exxon Mobil Corp.	150,266
842	Kinder Morgan, Inc.	27,352
665	Marathon Petroleum Corp.	57,921
1,389	Occidental Petroleum Corp.	132,329
866	Williams Cos., Inc. (The)	35,136

	Total Energy	698,174

	Financials — 24.5%
	Banks — 10.0%
1,919	BB&T Corp.	77,078
528	Cullen/Frost Bankers, Inc.	40,967
431	M&T Bank Corp.	52,315
1,645	PNC Financial Services Group, Inc. (The)	143,074
1,568	U.S. Bancorp	67,187
6,012	Wells Fargo & Co.	299,058

		679,679

	Capital Markets — 4.1%
412	Ameriprise Financial, Inc.	45,299
274	BlackRock, Inc.	86,056
1,230	Northern Trust Corp.	80,649
830	T. Rowe Price Group, Inc.	68,335

		280,339

	Diversified Financial Services — 2.0%
1,192	CME Group, Inc.	88,254
640	McGraw Hill Financial, Inc.	48,809

		137,063

	Insurance — 7.0%
1,206	Arthur J. Gallagher & Co.	57,389
644	Cincinnati Financial Corp.	31,332
1,994	Hartford Financial Services Group, Inc. (The)	70,312
1,336	MetLife, Inc.	70,541
996	Prudential Financial, Inc.	84,277
1,244	Travelers Cos., Inc. (The)	105,848
1,405	Validus Holdings Ltd., (Bermuda)	52,978

		472,677

	Real Estate Investment Trusts (REITs) — 1.4%
445	Alexandria Real Estate Equities, Inc.	32,275

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Real Estate Investment Trusts (REITs) — Continued
158	AvalonBay Communities, Inc.	20,711
254	Simon Property Group, Inc.	41,625

		94,611

	Total Financials	1,664,369

	Health Care — 13.0%
	Health Care Equipment & Supplies — 2.1%
840	Baxter International, Inc.	61,831
659	Becton, Dickinson and Co.	77,193

		139,024

	Pharmaceuticals — 10.9%
1,149	AbbVie, Inc.	59,057
1,900	Bristol-Myers Squibb Co.	98,705
2,620	Johnson & Johnson	257,352
2,463	Merck & Co., Inc.	139,819
5,817	Pfizer, Inc.	186,848

		741,781

	Total Health Care	880,805

	Industrials — 10.0%
	Aerospace & Defense — 2.5%
851	Honeywell International, Inc.	78,935
761	United Technologies Corp.	88,953

		167,888

	Air Freight & Logistics — 1.0%
728	United Parcel Service, Inc., Class B	70,905

	Electrical Equipment — 0.5%
478	Emerson Electric Co.	31,940

	Industrial Conglomerates — 1.1%
557	3M Co.	75,520

	Machinery — 3.4%
1,000	Illinois Tool Works, Inc.	81,305
1,756	PACCAR, Inc.	118,439
274	Snap-on, Inc.	31,049

		230,793

	Road & Rail — 1.2%
526	Norfolk Southern Corp.	51,075
173	Union Pacific Corp.	32,472

		83,547

	Trading Companies & Distributors — 0.3%
438	Fastenal Co.	21,581

	Total Industrials	682,174

	Information Technology — 10.1%
	Communications Equipment — 0.7%
646	QUALCOMM, Inc.	50,975

	IT Services — 2.7%
741	Accenture plc, (Ireland), Class A	59,049
799	Automatic Data Processing, Inc.	61,719
1,129	Fidelity National Information Services, Inc.	60,351

		181,119

	Semiconductors & Semiconductor Equipment — 4.0%
1,316	Analog Devices, Inc.	69,928
1,226	KLA-Tencor Corp.	84,764
1,252	Texas Instruments, Inc.	59,014
1,053	Xilinx, Inc.	57,164

		270,870

	Software — 1.0%
1,748	Microsoft Corp.	71,668

	Technology Hardware, Storage & Peripherals — 1.7%
212	Apple, Inc.	113,538

	Total Information Technology	688,170

	Materials — 2.1%
	Chemicals — 2.1%
408	Air Products & Chemicals, Inc.	48,517
763	E.I. du Pont de Nemours & Co.	51,197
211	PPG Industries, Inc.	40,854

	Total Materials	140,568

	Telecommunication Services — 1.5%
	Diversified Telecommunication Services — 1.5%
2,147	Verizon Communications, Inc.	102,149

	Utilities — 6.5%
	Electric Utilities — 2.8%
1,323	Edison International	74,887
804	NextEra Energy, Inc.	76,900
1,314	Xcel Energy, Inc.	39,905

		191,692

	Multi-Utilities — 3.7%
1,368	CMS Energy Corp.	40,065
467	Dominion Resources, Inc.	33,174
419	DTE Energy Co.	31,130
1,930	NiSource, Inc.	68,573

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Multi-Utilities — Continued
771	Sempra Energy	74,558

		247,500

	Total Utilities	439,192

	Total Common Stocks (Cost $5,202,096)	6,575,322

Short-Term Investment — 2.7%
	Investment Company — 2.7%
183,931	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $183,931)	183,931

	Total Investments — 99.5% (Cost $5,386,027)	6,759,253
	Other Assets in Excess of Liabilities — 0.5%	36,861

	NET ASSETS — 100.0%	$6,796,114

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,375,248
Aggregate gross unrealized depreciation	(2,022)

Net unrealized appreciation/depreciation	$1,373,226

Federal income tax cost of investments	$5,386,027

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,759,253	$—	$—	$6,759,253

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.9%
		Consumer Discretionary — 12.0%
		Auto Components — 0.4%
25		BorgWarner, Inc.	1,556
31		Delphi Automotive plc, (United Kingdom)	2,102
28		Goodyear Tire & Rubber Co. (The)	720
74		Johnson Controls, Inc.	3,490

			7,868

		Automobiles — 0.7%
438		Ford Motor Co.	6,834
145		General Motors Co.	4,984
24		Harley-Davidson, Inc.	1,628

			13,446

		Distributors — 0.1%
17		Genuine Parts Co.	1,483

		Diversified Consumer Services — 0.1%
—	(h)	Graham Holdings Co., Class B	341
30		H&R Block, Inc.	919

			1,260

		Hotels, Restaurants & Leisure — 1.7%
49		Carnival Corp.	1,843
3		Chipotle Mexican Grill, Inc. (a)	1,958
15		Darden Restaurants, Inc.	740
27		International Game Technology	385
25		Marriott International, Inc., Class A	1,376
110		McDonald’s Corp.	10,779
84		Starbucks Corp.	6,161
21		Starwood Hotels & Resorts Worldwide, Inc.	1,697
14		Wyndham Worldwide Corp.	1,042
9		Wynn Resorts Ltd.	1,998
49		Yum! Brands, Inc.	3,709

			31,688

		Household Durables — 0.4%
32		D.R. Horton, Inc.	685
14		Garmin Ltd., (Switzerland)	755
8		Harman International Industries, Inc.	801
15		Leggett & Platt, Inc.	504
20		Lennar Corp., Class A	774
7		Mohawk Industries, Inc. (a)	922
31		Newell Rubbermaid, Inc.	926
38		PulteGroup, Inc.	731
9		Whirlpool Corp.	1,286

			7,384

		Internet & Catalog Retail — 1.3%
41		Amazon.com, Inc. (a)	13,905
11		Expedia, Inc.	824
7		Netflix, Inc. (a)	2,339
6		priceline.com, Inc. (a)	6,903
12		TripAdvisor, Inc. (a)	1,116

			25,087

		Leisure Products — 0.1%
13		Hasbro, Inc.	720
38		Mattel, Inc.	1,516

			2,236

		Media — 3.6%
24		Cablevision Systems Corp., Class A	401
61		CBS Corp. (Non-Voting), Class B	3,788
290		Comcast Corp., Class A	14,482
53		DIRECTV (a)	4,022
25		Discovery Communications, Inc., Class A (a)	2,043
25		Gannett Co., Inc.	694
47		Interpublic Group of Cos., Inc. (The)	807
55		News Corp., Class A (a)	952
29		Omnicom Group, Inc.	2,082
12		Scripps Networks Interactive, Inc., Class A	925
31		Time Warner Cable, Inc.	4,228
99		Time Warner, Inc.	6,478
216		Twenty-First Century Fox, Inc., Class A	6,892
44		Viacom, Inc., Class B	3,762
181		Walt Disney Co. (The)	14,492

			66,048

		Multiline Retail — 0.7%
33		Dollar General Corp. (a)	1,816
23		Dollar Tree, Inc. (a)	1,206
11		Family Dollar Stores, Inc.	616
22		Kohl’s Corp.	1,270
41		Macy’s, Inc.	2,427
16		Nordstrom, Inc.	992
70		Target Corp.	4,248

			12,575

		Specialty Retail — 2.1%
7		AutoNation, Inc. (a)	373
4		AutoZone, Inc. (a)	2,011
24		Bed Bath & Beyond, Inc. (a)	1,627
30		Best Buy Co., Inc.	802
25		CarMax, Inc. (a)	1,160
13		GameStop Corp., Class A	529

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Specialty Retail — Continued
29	Gap, Inc. (The)	1,179
156	Home Depot, Inc. (The)	12,377
27	L Brands, Inc.	1,537
116	Lowe’s Cos., Inc.	5,680
12	O’Reilly Automotive, Inc. (a)	1,753
12	PetSmart, Inc.	794
24	Ross Stores, Inc.	1,708
72	Staples, Inc.	820
12	Tiffany & Co.	1,054
79	TJX Cos., Inc. (The)	4,791
16	Tractor Supply Co.	1,095
12	Urban Outfitters, Inc. (a)	442

		39,732

	Textiles, Apparel & Luxury Goods — 0.8%
31	Coach, Inc.	1,531
5	Fossil Group, Inc. (a)	623
20	Michael Kors Holdings Ltd., (Hong Kong) (a)	1,859
83	NIKE, Inc., Class B	6,102
9	PVH Corp.	1,131
7	Ralph Lauren Corp.	1,057
39	V.F. Corp.	2,422

		14,725

	Total Consumer Discretionary	223,532

	Consumer Staples — 9.7%
	Beverages — 2.1%
18	Beam, Inc.	1,531
18	Brown-Forman Corp., Class B	1,615
421	Coca-Cola Co. (The)	16,271
26	Coca-Cola Enterprises, Inc.	1,261
19	Constellation Brands, Inc., Class A (a)	1,578
22	Dr. Pepper Snapple Group, Inc.	1,193
18	Molson Coors Brewing Co., Class B	1,035
15	Monster Beverage Corp. (a)	1,043
169	PepsiCo, Inc.	14,121

		39,648

	Food & Staples Retailing — 2.3%
49	Costco Wholesale Corp.	5,455
131	CVS Caremark Corp.	9,832
57	Kroger Co. (The)	2,504
26	Safeway, Inc.	945
65	Sysco Corp.	2,348
97	Walgreen Co.	6,411
180	Wal-Mart Stores, Inc.	13,735
41	Whole Foods Market, Inc.	2,095

		43,325

	Food Products — 1.7%
73	Archer-Daniels-Midland Co.	3,173
20	Campbell Soup Co.	891
47	ConAgra Foods, Inc.	1,449
69	General Mills, Inc.	3,595
17	Hershey Co. (The)	1,739
15	Hormel Foods Corp.	737
12	JM Smucker Co. (The)	1,120
29	Kellogg Co.	1,789
14	Keurig Green Mountain, Inc.	1,515
66	Kraft Foods Group, Inc.	3,716
15	McCormick & Co., Inc. (Non-Voting)	1,045
22	Mead Johnson Nutrition Co.	1,862
189	Mondelez International, Inc., Class A	6,528
30	Tyson Foods, Inc., Class A	1,314

		30,473

	Household Products — 2.0%
14	Clorox Co. (The)	1,270
97	Colgate-Palmolive Co.	6,290
42	Kimberly-Clark Corp.	4,646
301	Procter & Gamble Co. (The)	24,275

		36,481

	Personal Products — 0.2%
48	Avon Products, Inc.	706
28	Estee Lauder Cos., Inc. (The), Class A	1,898

		2,604

	Tobacco — 1.4%
221	Altria Group, Inc.	8,286
40	Lorillard, Inc.	2,176
176	Philip Morris International, Inc.	14,415
35	Reynolds American, Inc.	1,848

		26,725

	Total Consumer Staples	179,256

	Energy — 10.1%
	Energy Equipment & Services — 1.9%
49	Baker Hughes, Inc.	3,157
24	Cameron International Corp. (a)	1,487
8	Diamond Offshore Drilling, Inc.	377
26	Ensco plc, (United Kingdom), Class A	1,369
26	FMC Technologies, Inc. (a)	1,371

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Energy Equipment & Services — Continued
95	Halliburton Co.	5,566
12	Helmerich & Payne, Inc.	1,285
29	Nabors Industries Ltd., (Bermuda)	714
48	National Oilwell Varco, Inc.	3,707
28	Noble Corp. plc, (United Kingdom)	924
14	Rowan Cos. plc, Class A (a)	465
145	Schlumberger Ltd.	14,158
38	Transocean Ltd., (Switzerland)	1,558

		36,138

	Oil, Gas & Consumable Fuels — 8.2%
56	Anadarko Petroleum Corp.	4,743
44	Apache Corp.	3,637
47	Cabot Oil & Gas Corp.	1,589
56	Chesapeake Energy Corp.	1,441
212	Chevron Corp.	25,216
136	ConocoPhillips	9,581
25	CONSOL Energy, Inc.	1,017
40	Denbury Resources, Inc.	648
43	Devon Energy Corp.	2,847
30	EOG Resources, Inc.	5,951
17	EQT Corp.	1,625
480	Exxon Mobil Corp.	46,885
30	Hess Corp.	2,516
74	Kinder Morgan, Inc.	2,418
77	Marathon Oil Corp.	2,750
33	Marathon Petroleum Corp.	2,848
19	Murphy Oil Corp.	1,202
15	Newfield Exploration Co. (a)	475
40	Noble Energy, Inc.	2,840
88	Occidental Petroleum Corp.	8,412
23	ONEOK, Inc.	1,368
30	Peabody Energy Corp.	492
65	Phillips 66	5,030
16	Pioneer Natural Resources Co.	2,971
20	QEP Resources, Inc.	586
18	Range Resources Corp.	1,508
39	Southwestern Energy Co. (a)	1,804
74	Spectra Energy Corp.	2,750
15	Tesoro Corp.	740
59	Valero Energy Corp.	3,141
76	Williams Cos., Inc. (The)	3,085

		152,116

	Total Energy	188,254

	Financials — 16.4%
	Banks — 3.8%
79	BB&T Corp.	3,172
337	Citigroup, Inc.	16,054
20	Comerica, Inc.	1,048
95	Fifth Third Bancorp	2,170
92	Huntington Bancshares, Inc.	920
99	KeyCorp	1,407
14	M&T Bank Corp.	1,747
59	PNC Financial Services Group, Inc. (The)	5,161
158	Regions Financial Corp.	1,752
59	SunTrust Banks, Inc.	2,363
202	U.S. Bancorp	8,677
532	Wells Fargo & Co.	26,455
20	Zions Bancorporation	632

		71,558

	Capital Markets — 2.2%
21	Ameriprise Financial, Inc.	2,334
126	Bank of New York Mellon Corp. (The)	4,449
14	BlackRock, Inc.	4,389
130	Charles Schwab Corp. (The)	3,548
32	E*TRADE Financial Corp. (a)	737
45	Franklin Resources, Inc.	2,430
47	Goldman Sachs Group, Inc. (The)	7,663
48	Invesco Ltd.	1,780
12	Legg Mason, Inc.	571
156	Morgan Stanley	4,857
25	Northern Trust Corp.	1,624
48	State Street Corp.	3,334
29	T. Rowe Price Group, Inc.	2,397

		40,113

	Consumer Finance — 1.0%
102	American Express Co.	9,138
64	Capital One Financial Corp.	4,909
52	Discover Financial Services	3,044
48	SLM Corp.	1,166

		18,257

	Diversified Financial Services — 4.4%
1,174	Bank of America Corp.	20,190
200	Berkshire Hathaway, Inc., Class B (a)	24,989
35	CME Group, Inc.	2,594
13	IntercontinentalExchange Group, Inc.	2,526
421	JPMorgan Chase & Co. (q)	25,536
35	Leucadia National Corp.	974

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Diversified Financial Services — Continued
30	McGraw Hill Financial, Inc.	2,297
21	Moody’s Corp.	1,657
13	NASDAQ OMX Group, Inc. (The)	480

		81,243

	Insurance — 2.8%
37	ACE Ltd., (Switzerland)	3,704
51	Aflac, Inc.	3,192
50	Allstate Corp. (The)	2,810
163	American International Group, Inc.	8,133
33	Aon plc, (United Kingdom)	2,819
8	Assurant, Inc.	517
27	Chubb Corp. (The)	2,436
16	Cincinnati Financial Corp.	795
55	Genworth Financial, Inc., Class A (a)	976
50	Hartford Financial Services Group, Inc. (The)	1,749
29	Lincoln National Corp.	1,484
34	Loews Corp.	1,498
61	Marsh & McLennan Cos., Inc.	3,003
125	MetLife, Inc.	6,589
31	Principal Financial Group, Inc.	1,404
61	Progressive Corp. (The)	1,473
51	Prudential Financial, Inc.	4,353
10	Torchmark Corp.	774
39	Travelers Cos., Inc. (The)	3,330
29	Unum Group	1,018
31	XL Group plc, (Ireland)	958

		53,015

	Real Estate Investment Trusts (REITs) — 2.1%
44	American Tower Corp.	3,592
16	Apartment Investment & Management Co., Class A	490
14	AvalonBay Communities, Inc.	1,774
17	Boston Properties, Inc.	1,946
37	Crown Castle International Corp.	2,738
37	Equity Residential	2,163
58	General Growth Properties, Inc.	1,274
51	HCP, Inc.	1,970
32	Health Care REIT, Inc.	1,920
84	Host Hotels & Resorts, Inc.	1,701
46	Kimco Realty Corp.	996
16	Macerich Co. (The)	973
20	Plum Creek Timber Co., Inc.	827
55	Prologis, Inc.	2,266
16	Public Storage	2,706
35	Simon Property Group, Inc.	5,725
33	Ventas, Inc.	1,980
19	Vornado Realty Trust	1,907
65	Weyerhaeuser Co.	1,906

		38,854

	Real Estate Management & Development — 0.0% (g)
31	CBRE Group, Inc., Class A (a)	849

	Thrifts & Mortgage Finance — 0.1%
53	Hudson City Bancorp, Inc.	519
34	People’s United Financial, Inc.	513

		1,032

	Total Financials	304,921

	Health Care — 13.4%
	Biotechnology — 2.4%
22	Alexion Pharmaceuticals, Inc. (a)	3,343
84	Amgen, Inc.	10,344
26	Biogen Idec, Inc. (a)	8,031
45	Celgene Corp. (a)	6,296
171	Gilead Sciences, Inc. (a)	12,107
9	Regeneron Pharmaceuticals, Inc. (a)	2,627
26	Vertex Pharmaceuticals, Inc. (a)	1,852

		44,600

	Health Care Equipment & Supplies — 2.1%
171	Abbott Laboratories	6,601
60	Baxter International, Inc.	4,439
21	Becton, Dickinson and Co.	2,510
147	Boston Scientific Corp. (a)	1,989
9	C.R. Bard, Inc.	1,275
23	CareFusion Corp. (a)	931
50	Covidien plc, (Ireland)	3,688
16	DENTSPLY International, Inc.	725
12	Edwards Lifesciences Corp. (a)	884
4	Intuitive Surgical, Inc. (a)	1,857
111	Medtronic, Inc.	6,841
32	St. Jude Medical, Inc.	2,061
33	Stryker Corp.	2,667
12	Varian Medical Systems, Inc. (a)	966
19	Zimmer Holdings, Inc.	1,779

		39,213

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Providers & Services — 2.1%
40	Aetna, Inc.	3,020
25	AmerisourceBergen Corp.	1,670
38	Cardinal Health, Inc.	2,665
30	Cigna Corp.	2,544
20	DaVita HealthCare Partners, Inc. (a)	1,353
86	Express Scripts Holding Co. (a)	6,473
17	Humana, Inc.	1,929
9	Laboratory Corp. of America Holdings (a)	931
26	McKesson Corp.	4,513
9	Patterson Cos., Inc.	381
16	Quest Diagnostics, Inc.	929
11	Tenet Healthcare Corp. (a)	461
110	UnitedHealth Group, Inc.	9,009
31	WellPoint, Inc.	3,123

		39,001

	Health Care Technology — 0.1%
33	Cerner Corp. (a)	1,848

	Life Sciences Tools & Services — 0.5%
37	Agilent Technologies, Inc.	2,071
13	PerkinElmer, Inc.	565
44	Thermo Fisher Scientific, Inc.	5,233
9	Waters Corp. (a)	1,025

		8,894

	Pharmaceuticals — 6.2%
176	AbbVie, Inc.	9,069
19	Actavis plc, (Ireland) (a)	3,983
33	Allergan, Inc.	4,114
183	Bristol-Myers Squibb Co.	9,487
109	Eli Lilly & Co.	6,442
26	Forest Laboratories, Inc. (a)	2,444
18	Hospira, Inc. (a)	800
314	Johnson & Johnson	30,866
327	Merck & Co., Inc.	18,543
41	Mylan, Inc. (a)	2,017
15	Perrigo Co. plc, (Ireland)	2,298
709	Pfizer, Inc.	22,773
56	Zoetis, Inc.	1,607

		114,443

	Total Health Care	247,999

	Industrials — 10.6%
	Aerospace & Defense — 2.8%
76	Boeing Co. (The)	9,533
36	General Dynamics Corp.	3,934
87	Honeywell International, Inc.	8,079
10	L-3 Communications Holdings, Inc.	1,127
30	Lockheed Martin Corp.	4,896
24	Northrop Grumman Corp.	2,970
16	Precision Castparts Corp.	4,077
35	Raytheon Co.	3,451
15	Rockwell Collins, Inc.	1,196
31	Textron, Inc.	1,233
94	United Technologies Corp.	10,928

		51,424

	Air Freight & Logistics — 0.7%
16	C.H. Robinson Worldwide, Inc.	864
23	Expeditors International of Washington, Inc.	892
31	FedEx Corp.	4,090
79	United Parcel Service, Inc., Class B	7,687

		13,533

	Airlines — 0.3%
94	Delta Air Lines, Inc.	3,269
78	Southwest Airlines Co.	1,841

		5,110

	Building Products — 0.1%
10	Allegion plc, (Ireland)	520
40	Masco Corp.	879

		1,399

	Commercial Services & Supplies — 0.5%
20	ADT Corp. (The)	610
11	Cintas Corp.	666
19	Iron Mountain, Inc.	522
22	Pitney Bowes, Inc.	585
30	Republic Services, Inc.	1,026
9	Stericycle, Inc. (a)	1,075
51	Tyco International Ltd., (Switzerland)	2,168
48	Waste Management, Inc.	2,020

		8,672

	Construction & Engineering — 0.2%
18	Fluor Corp.	1,384
15	Jacobs Engineering Group, Inc. (a)	930
24	Quanta Services, Inc. (a)	893

		3,207

	Electrical Equipment — 0.7%
27	AMETEK, Inc.	1,402

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Electrical Equipment — Continued
53	Eaton Corp. plc, (Ireland)	3,966
78	Emerson Electric Co.	5,216
15	Rockwell Automation, Inc.	1,920
11	Roper Industries, Inc.	1,476

		13,980

	Industrial Conglomerates — 2.3%
70	3M Co.	9,486
67	Danaher Corp.	5,004
1,114	General Electric Co. (k)	28,853

		43,343

	Machinery — 1.7%
71	Caterpillar, Inc.	7,040
19	Cummins, Inc.	2,873
41	Deere & Co.	3,729
19	Dover Corp.	1,544
15	Flowserve Corp.	1,197
43	Illinois Tool Works, Inc.	3,531
29	Ingersoll-Rand plc, (Ireland)	1,644
11	Joy Global, Inc.	645
39	PACCAR, Inc.	2,654
12	Pall Corp.	1,091
17	Parker Hannifin Corp.	1,983
22	Pentair Ltd., (Switzerland)	1,739
6	Snap-on, Inc.	733
17	Stanley Black & Decker, Inc.	1,404
21	Xylem, Inc.	747

		32,554

	Professional Services — 0.2%
4	Dun & Bradstreet Corp. (The)	415
14	Equifax, Inc.	922
32	Nielsen Holdings N.V.	1,409
15	Robert Half International, Inc.	640

		3,386

	Road & Rail — 0.9%
112	CSX Corp.	3,242
12	Kansas City Southern	1,250
34	Norfolk Southern Corp.	3,343
6	Ryder System, Inc.	474
51	Union Pacific Corp.	9,486

		17,795

	Trading Companies & Distributors — 0.2%
30	Fastenal Co.	1,496
7	W.W. Grainger, Inc.	1,718

		3,214

	Total Industrials	197,617

	Information Technology — 18.6%
	Communications Equipment — 1.7%
572	Cisco Systems, Inc.	12,823
8	F5 Networks, Inc. (a)	893
12	Harris Corp.	868
56	Juniper Networks, Inc. (a)	1,434
25	Motorola Solutions, Inc.	1,613
188	QUALCOMM, Inc.	14,813

		32,444

	Electronic Equipment, Instruments & Components — 0.5%
18	Amphenol Corp., Class A	1,611
155	Corning, Inc.	3,219
16	FLIR Systems, Inc.	563
21	Jabil Circuit, Inc.	375
46	TE Connectivity Ltd., (Switzerland)	2,744

		8,512

	Internet Software & Services — 3.2%
20	Akamai Technologies, Inc. (a)	1,154
129	eBay, Inc. (a)	7,150
190	Facebook, Inc., Class A (a)	11,431
31	Google, Inc., Class A (a)	34,944
14	VeriSign, Inc. (a)	753
104	Yahoo!, Inc. (a)	3,743

		59,175

	IT Services — 3.5%
71	Accenture plc, (Ireland), Class A	5,640
6	Alliance Data Systems Corp. (a)	1,609
54	Automatic Data Processing, Inc.	4,135
67	Cognizant Technology Solutions Corp., Class A (a)	3,415
16	Computer Sciences Corp.	984
32	Fidelity National Information Services, Inc.	1,726
28	Fiserv, Inc. (a)	1,602
109	International Business Machines Corp.	20,929
113	MasterCard, Inc., Class A	8,467
36	Paychex, Inc.	1,534
18	Teradata Corp. (a)	870
18	Total System Services, Inc.	558
56	Visa, Inc., Class A	12,154

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	IT Services — Continued
61	Western Union Co. (The)	996
124	Xerox Corp.	1,398

		66,017

	Semiconductors & Semiconductor Equipment — 2.1%
35	Altera Corp.	1,278
35	Analog Devices, Inc.	1,845
135	Applied Materials, Inc.	2,747
61	Broadcom Corp., Class A	1,930
8	First Solar, Inc. (a)	548
552	Intel Corp.	14,254
19	KLA-Tencor Corp.	1,279
18	Lam Research Corp. (a)	992
26	Linear Technology Corp.	1,276
62	LSI Corp.	686
22	Microchip Technology, Inc.	1,056
118	Micron Technology, Inc. (a)	2,788
62	NVIDIA Corp.	1,103
120	Texas Instruments, Inc.	5,678
30	Xilinx, Inc.	1,609

		39,069

	Software — 3.6%
52	Adobe Systems, Inc. (a)	3,392
25	Autodesk, Inc. (a)	1,241
36	CA, Inc.	1,109
20	Citrix Systems, Inc. (a)	1,172
34	Electronic Arts, Inc. (a)	998
31	Intuit, Inc.	2,446
839	Microsoft Corp.	34,392
385	Oracle Corp.	15,736
21	Red Hat, Inc. (a)	1,116
62	Salesforce.com, Inc. (a)	3,559
77	Symantec Corp.	1,534

		66,695

	Technology Hardware, Storage & Peripherals — 4.0%
99	Apple, Inc.	53,179
225	EMC Corp.	6,167
211	Hewlett-Packard Co.	6,812
37	NetApp, Inc.	1,358
25	SanDisk Corp.	2,034
37	Seagate Technology plc, (Ireland)	2,051
23	Western Digital Corp.	2,144

		73,745

	Total Information Technology	345,657

	Materials — 3.5%
	Chemicals — 2.6%
24	Air Products & Chemicals, Inc.	2,799
7	Airgas, Inc.	787
6	CF Industries Holdings, Inc.	1,606
135	Dow Chemical Co. (The)	6,562
103	E.I. du Pont de Nemours & Co.	6,909
17	Eastman Chemical Co.	1,460
30	Ecolab, Inc.	3,247
15	FMC Corp.	1,130
9	International Flavors & Fragrances, Inc.	864
48	LyondellBasell Industries N.V., Class A	4,265
58	Monsanto Co.	6,633
38	Mosaic Co. (The)	1,883
15	PPG Industries, Inc.	2,976
33	Praxair, Inc.	4,277
9	Sherwin-Williams Co. (The)	1,867
13	Sigma-Aldrich Corp.	1,239

		48,504

	Construction Materials — 0.1%
15	Vulcan Materials Co.	964

	Containers & Packaging — 0.2%
11	Avery Dennison Corp.	541
16	Ball Corp.	856
11	Bemis Co., Inc.	443
19	MeadWestvaco Corp.	730
18	Owens-Illinois, Inc. (a)	619
22	Sealed Air Corp.	716

		3,905

	Metals & Mining — 0.5%
120	Alcoa, Inc.	1,541
12	Allegheny Technologies, Inc.	452
17	Cliffs Natural Resources, Inc.	348
115	Freeport-McMoRan Copper & Gold, Inc.	3,814
55	Newmont Mining Corp.	1,296
35	Nucor Corp.	1,787
16	United States Steel Corp.	444

		9,682

	Paper & Forest Products — 0.1%
49	International Paper Co.	2,236

	Total Materials	65,291

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Telecommunication Services — 2.5%
	Diversified Telecommunication Services — 2.5%
578	AT&T, Inc.	20,283
64	CenturyLink, Inc.	2,108
111	Frontier Communications Corp.	633
460	Verizon Communications, Inc.	21,881
66	Windstream Holdings, Inc.	546

	Total Telecommunication Services	45,451

	Utilities — 3.1%
	Electric Utilities — 1.8%
54	American Electric Power Co., Inc.	2,745
78	Duke Energy Corp.	5,588
36	Edison International	2,049
20	Entergy Corp.	1,326
95	Exelon Corp.	3,196
47	FirstEnergy Corp.	1,583
48	NextEra Energy, Inc.	4,624
35	Northeast Utilities	1,594
28	Pepco Holdings, Inc.	570
12	Pinnacle West Capital Corp.	669
70	PPL Corp.	2,322
99	Southern Co. (The)	4,334
55	Xcel Energy, Inc.	1,680

		32,280

	Gas Utilities — 0.0% (g)
13	AGL Resources, Inc.	647

	Independent Power and Renewable Electricity Producers — 0.1%
73	AES Corp.	1,045
36	NRG Energy, Inc.	1,148

		2,193

	Multi-Utilities — 1.2%
27	Ameren Corp.	1,110
48	CenterPoint Energy, Inc.	1,129
30	CMS Energy Corp.	867
33	Consolidated Edison, Inc.	1,746
65	Dominion Resources, Inc.	4,585
20	DTE Energy Co.	1,461
9	Integrys Energy Group, Inc.	530
35	NiSource, Inc.	1,239
51	PG&E Corp.	2,196
56	Public Service Enterprise Group, Inc.	2,144
16	SCANA Corp.	805
25	Sempra Energy	2,443
23	TECO Energy, Inc.	391
25	Wisconsin Energy Corp.	1,168

		21,814

	Total Utilities	56,934

	Total Common Stocks (Cost $623,844)	1,854,912

Short-Term Investment — 0.7%
	Investment Company — 0.7%
12,972	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $12,972)	12,972

	Total Investments — 100.6% (Cost $636,816)	1,867,884
	Liabilities in Excess of Other Assets — (0.6)%	(10,979)

	NET ASSETS — 100.0%	$1,856,905

Percentages indicated are based on net assets.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
100	E-mini S&P 500	06/20/14	$9,323	$96

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(q)	—	Investment in affiliate which is a security in the Fund’s index.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,236,512
Aggregate gross unrealized depreciation	(5,444)

Net unrealized appreciation/depreciation	$1,231,068

Federal income tax cost of investments	$636,816

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,867,884	$—	$—	$1,867,884
Appreciation in Other Financial Instruments
Futures Contracts	$96	$—	$—	$96

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.8%
	Consumer Discretionary — 11.2%
	Auto Components — 2.3%
53	Delphi Automotive plc, (United Kingdom)	3,604
100	Goodyear Tire & Rubber Co. (The)	2,621
85	Lear Corp.	7,074

		13,299

	Distributors — 0.0% (g)
2	Genuine Parts Co.	209

	Hotels, Restaurants & Leisure — 0.3%
33	Brinker International, Inc.	1,704
1	Wynn Resorts Ltd.	289

		1,993

	Household Durables — 0.5%
43	Jarden Corp. (a)	2,585

	Internet & Catalog Retail — 1.3%
59	Liberty Ventures, Series A (a)	7,637

	Media — 0.6%
22	CBS Outdoor Americas, Inc. (a)	635
57	Gannett Co., Inc.	1,581
16	Omnicom Group, Inc.	1,140

		3,356

	Multiline Retail — 2.3%
218	Macy’s, Inc.	12,913

	Specialty Retail — 3.6%
22	Advance Auto Parts, Inc.	2,720
268	Best Buy Co., Inc.	7,070
197	Foot Locker, Inc.	9,274
27	Gap, Inc. (The)	1,069
12	Murphy USA, Inc. (a)	499

		20,632

	Textiles, Apparel & Luxury Goods — 0.3%
19	Hanesbrands, Inc.	1,438

	Total Consumer Discretionary	64,062

	Consumer Staples — 6.8%
	Food & Staples Retailing — 1.3%
78	Kroger Co. (The)	3,413
106	Safeway, Inc.	3,897

		7,310

	Food Products — 3.9%
141	Bunge Ltd.	11,195
76	Ingredion, Inc.	5,202
129	Tyson Foods, Inc., Class A	5,677

		22,074

	Personal Products — 0.2%
25	Herbalife Ltd.	1,432

	Tobacco — 1.4%
147	Lorillard, Inc.	7,923

	Total Consumer Staples	38,739

	Energy — 5.9%
	Energy Equipment & Services — 1.1%
7	Baker Hughes, Inc.	448
14	National Oilwell Varco, Inc.	1,099
48	Oil States International, Inc. (a)	4,718

		6,265

	Oil, Gas & Consumable Fuels — 4.8%
36	Cabot Oil & Gas Corp.	1,223
29	Cimarex Energy Co.	3,496
9	Continental Resources, Inc. (a)	1,056
46	Energen Corp.	3,725
55	EP Energy Corp., Class A (a)	1,082
73	EQT Corp.	7,108
15	Marathon Petroleum Corp.	1,314
50	Murphy Oil Corp.	3,118
32	Newfield Exploration Co. (a)	991
7	Noble Energy, Inc.	469
54	Peabody Energy Corp.	881
29	Tesoro Corp.	1,462
28	Valero Energy Corp.	1,503

		27,428

	Total Energy	33,693

	Financials — 17.8%
	Banks — 3.0%
72	East West Bancorp, Inc.	2,628
138	Fifth Third Bancorp	3,165
80	Huntington Bancshares, Inc.	792
84	KeyCorp	1,195
103	Regions Financial Corp.	1,139
25	Signature Bank (a)	3,115
40	SVB Financial Group (a)	5,125

		17,159

	Capital Markets — 1.2%
16	Affiliated Managers Group, Inc. (a)	3,121
116	American Capital Ltd. (a)	1,833

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Capital Markets — Continued
12	Lazard Ltd., (Bermuda), Class A	575
34	TD Ameritrade Holding Corp.	1,154

		6,683

	Consumer Finance — 2.0%
157	Discover Financial Services	9,142
84	Santander Consumer USA Holdings, Inc. (a)	2,020

		11,162

	Diversified Financial Services — 0.2%
36	NASDAQ OMX Group, Inc. (The)	1,313

	Insurance — 4.5%
19	Allied World Assurance Co. Holdings AG, (Switzerland)	1,971
59	American Financial Group, Inc.	3,393
18	Aon plc, (United Kingdom)	1,525
22	Arch Capital Group Ltd., (Bermuda) (a)	1,252
6	Aspen Insurance Holdings Ltd., (Bermuda)	254
28	Assurant, Inc.	1,848
96	Assured Guaranty Ltd., (Bermuda)	2,438
14	Axis Capital Holdings Ltd., (Bermuda)	633
6	Everest Re Group Ltd., (Bermuda)	980
11	Fidelity National Financial, Inc., Class A	360
38	Hartford Financial Services Group, Inc. (The)	1,344
26	Lincoln National Corp.	1,322
35	Principal Financial Group, Inc.	1,605
34	Protective Life Corp.	1,772
12	Torchmark Corp.	925
81	Unum Group	2,846
27	Validus Holdings Ltd., (Bermuda)	1,011

		25,479

	Real Estate Investment Trusts (REITs) — 6.8%
13	American Capital Agency Corp.	277
70	Annaly Capital Management, Inc.	768
64	Apartment Investment & Management Co., Class A	1,943
2	AvalonBay Communities, Inc.	302
62	Brandywine Realty Trust	895
12	Camden Property Trust	788
21	Chimera Investment Corp.	63
33	CommonWealth REIT	859
14	Corrections Corp. of America	442
16	Crown Castle International Corp.	1,210
42	DDR Corp.	686
36	Douglas Emmett, Inc. (m)	974
238	Duke Realty Corp.	4,011
39	Equity Lifestyle Properties, Inc.	1,598
17	Equity Residential	963
16	Extra Space Storage, Inc.	771
35	Health Care REIT, Inc.	2,080
122	Hospitality Properties Trust	3,511
81	Host Hotels & Resorts, Inc.	1,645
21	Mack-Cali Realty Corp.	441
12	Mid-America Apartment Communities, Inc.	833
32	Post Properties, Inc.	1,576
55	Retail Properties of America, Inc., Class A	747
7	SL Green Realty Corp.	654
28	Taubman Centers, Inc.	2,010
31	Ventas, Inc.	1,864
173	Weyerhaeuser Co.	5,089
29	WP Carey, Inc.	1,754

		38,754

	Real Estate Management & Development — 0.0% (g)
2	Jones Lang LaSalle, Inc.	261

	Thrifts & Mortgage Finance — 0.1%
15	Washington Federal, Inc.	345

	Total Financials	101,156

	Health Care — 11.3%
	Biotechnology — 2.9%
24	Alexion Pharmaceuticals, Inc. (a)	3,697
139	ARIAD Pharmaceuticals, Inc. (a)	1,120
27	BioMarin Pharmaceutical, Inc. (a)	1,848
31	Incyte Corp., Ltd. (a)	1,638
54	Medivation, Inc. (a)	3,450
18	Pharmacyclics, Inc. (a)	1,784
45	Vertex Pharmaceuticals, Inc. (a)	3,182

		16,719

	Health Care Equipment & Supplies — 3.0%
194	CareFusion Corp. (a)	7,798
8	Cooper Cos., Inc. (The)	1,154
173	Hologic, Inc. (a)	3,726
44	Zimmer Holdings, Inc.	4,152

		16,830

	Health Care Providers & Services — 3.7%
121	AmerisourceBergen Corp.	7,910
89	Catamaran Corp. (a)	3,979
49	Humana, Inc.	5,479

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Providers & Services — Continued
73	Premier, Inc., Class A (a)	2,402
49	VCA Antech, Inc. (a)	1,589

		21,359

	Pharmaceuticals — 1.7%
22	Actavis plc, (Ireland) (a)	4,447
24	Forest Laboratories, Inc. (a)	2,205
18	Perrigo Co. plc, (Ireland)	2,753

		9,405

	Total Health Care	64,313

	Industrials — 17.1%
	Aerospace & Defense — 2.7%
15	Alliant Techsystems, Inc.	2,061
73	Huntington Ingalls Industries, Inc.	7,436
24	L-3 Communications Holdings, Inc.	2,848
3	Northrop Grumman Corp.	333
95	Spirit Aerosystems Holdings, Inc., Class A (a)	2,672

		15,350

	Airlines — 3.0%
48	Alaska Air Group, Inc.	4,460
25	Copa Holdings S.A., (Panama), Class A	3,586
73	Delta Air Lines, Inc.	2,516
279	Southwest Airlines Co.	6,587

		17,149

	Building Products — 0.2%
22	Allegion plc, (Ireland)	1,167

	Commercial Services & Supplies — 0.5%
79	KAR Auction Services, Inc.	2,398
36	R.R. Donnelley & Sons Co.	644

		3,042

	Construction & Engineering — 3.0%
283	AECOM Technology Corp. (a)	9,091
27	Fluor Corp.	2,060
68	Jacobs Engineering Group, Inc. (a)	4,331
38	URS Corp.	1,798

		17,280

	Electrical Equipment — 0.2%
25	Babcock & Wilcox Co. (The)	836
6	Regal-Beloit Corp.	451

		1,287

	Machinery — 3.3%
41	AGCO Corp. (m)	2,245
67	Ingersoll-Rand plc, (Ireland)	3,846
26	Lincoln Electric Holdings, Inc.	1,858
53	Oshkosh Corp.	3,126
57	Parker Hannifin Corp.	6,794
6	WABCO Holdings, Inc. (a)	623

		18,492

	Marine — 0.1%
8	Kirby Corp. (a)	759

	Professional Services — 3.2%
145	Manpowergroup, Inc.	11,462
59	Towers Watson & Co., Class A	6,752

		18,214

	Road & Rail — 0.5%
60	CSX Corp.	1,728
15	Landstar System, Inc.	894

		2,622

	Trading Companies & Distributors — 0.4%
16	Air Lease Corp.	589
54	MRC Global, Inc. (a)	1,453

		2,042

	Total Industrials	97,404

	Information Technology — 16.0%
	Communications Equipment — 0.6%
45	Harris Corp.	3,259

	Electronic Equipment, Instruments & Components — 1.1%
85	Avnet, Inc.	3,974
48	CDW Corp.	1,320
21	Tech Data Corp. (a)	1,274

		6,568

	Internet Software & Services — 1.7%
6	Equinix, Inc. (a)	1,091
36	LinkedIn Corp., Class A (a)	6,695
54	Pandora Media, Inc. (a)	1,643
9	Twitter, Inc. (a)	415

		9,844

	IT Services — 5.2%
26	Alliance Data Systems Corp. (a)	6,988
404	Booz Allen Hamilton Holding Corp.	8,892
16	DST Systems, Inc.	1,488
25	Fidelity National Information Services, Inc.	1,358
6	Global Payments, Inc.	434
21	Vantiv, Inc., Class A (a)	638
92	VeriFone Systems, Inc. (a)	3,118

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	IT Services — Continued
597	Xerox Corp.	6,744

		29,660

	Semiconductors & Semiconductor Equipment — 3.6%
250	Advanced Micro Devices, Inc. (a)	1,002
54	First Solar, Inc. (a)	3,734
32	KLA-Tencor Corp.	2,178
54	Lam Research Corp. (a)	2,987
299	Marvell Technology Group Ltd., (Bermuda)	4,706
156	Micron Technology, Inc. (a)	3,684
29	Skyworks Solutions, Inc. (a)	1,103
43	Teradyne, Inc. (a)	851

		20,245

	Software — 1.9%
166	CA, Inc.	5,150
22	King Digital Entertainment plc, (Ireland) (a)	397
57	Rovi Corp. (a)	1,303
57	TIBCO Software, Inc. (a)	1,154
659	Zynga, Inc., Class A (a)	2,835

		10,839

	Technology Hardware, Storage & Peripherals — 1.9%
116	Western Digital Corp.	10,660

	Total Information Technology	91,075

	Materials — 5.0%
	Chemicals — 2.4%
7	Ashland, Inc.	706
15	CF Industries Holdings, Inc.	3,779
10	Huntsman Corp.	254
35	PPG Industries, Inc.	6,684
29	Valspar Corp. (The)	2,063

		13,486

	Containers & Packaging — 0.7%
10	Avery Dennison Corp.	486
25	Crown Holdings, Inc. (a)	1,127
6	Greif, Inc., Class A	315
5	Rock-Tenn Co., Class A	475
41	Sealed Air Corp.	1,335

		3,738

	Metals & Mining — 1.1%
9	Nucor Corp.	470
49	Reliance Steel & Aluminum Co.	3,477
40	Steel Dynamics, Inc.	717
57	United States Steel Corp.	1,582

		6,246

	Paper & Forest Products — 0.8%
20	Domtar Corp., (Canada)	2,200
57	International Paper Co.	2,615

		4,815

	Total Materials	28,285

	Telecommunication Services — 1.5%
	Diversified Telecommunication Services — 0.7%
712	Frontier Communications Corp.	4,058

	Wireless Telecommunication Services — 0.8%
19	SBA Communications Corp., Class A (a)	1,719
91	T-Mobile US, Inc. (a)	3,019

		4,738

	Total Telecommunication Services	8,796

	Utilities — 5.2%
	Electric Utilities — 0.0% (g)
6	Pinnacle West Capital Corp.	339

	Gas Utilities — 0.5%
63	UGI Corp.	2,887

	Independent Power and Renewable Electricity Producers — 0.8%
306	AES Corp.	4,363

	Multi-Utilities — 3.9%
30	Alliant Energy Corp.	1,718
43	Ameren Corp.	1,772
131	CenterPoint Energy, Inc.	3,103
57	CMS Energy Corp.	1,678
28	Consolidated Edison, Inc.	1,507
49	DTE Energy Co.	3,603
37	MDU Resources Group, Inc.	1,283
37	SCANA Corp.	1,894
45	Sempra Energy	4,335
80	TECO Energy, Inc.	1,380

		22,273

	Total Utilities	29,862

	Total Common Stocks (Cost $385,144)	557,385

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligation — 0.2%
1,175	U.S. Treasury Note, 0.250%, 11/30/14 (k) (m) (Cost $1,176)	1,176

SHARES
Short-Term Investment — 1.2%
	Investment Company — 1.2%
6,725	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $6,725)	6,725

	Total Investments — 99.2% (Cost $393,045)	565,286
	Other Assets in Excess of Liabilities — 0.8%	4,494

	NET ASSETS — 100.0%	$569,780

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
81	S&P Mid Cap 400	06/20/14	$11,137	$109

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$179,246
Aggregate gross unrealized depreciation	(7,005)

Net unrealized appreciation/depreciation	$172,241

Federal income tax cost of investments	$393,045

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$564,110	$1,176	$—	$565,286
Appreciation in Other Financial Instruments
Futures Contracts	$109	$—	$—	$109

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.9% (b)
	Alternative Assets — 5.6%
1,801	JPMorgan Commodities Strategy Fund, Select Class Shares (a)	25,269
1,078	JPMorgan Global Natural Resources Fund, Select Class Shares	10,366
14,617	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	146,170
5,960	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	91,186

	Total Alternative Assets	272,991

	Fixed Income — 36.6%
49,005	JPMorgan Core Bond Fund, Select Class Shares	567,965
55,373	JPMorgan Core Plus Bond Fund, Select Class Shares	457,933
2,886	JPMorgan Emerging Markets Debt Fund, Select Class Shares	23,985
4,367	JPMorgan Emerging Markets Local Currency Debt Fund, Select Class Shares	41,228
13,996	JPMorgan Floating Rate Income Fund, Select Class Shares	141,495
3,881	JPMorgan Government Bond Fund, Select Class Shares	42,462
13,166	JPMorgan High Yield Fund, Select Class Shares	106,385
11,123	JPMorgan Inflation Managed Bond Fund, Select Class Shares	116,236
11,824	JPMorgan Limited Duration Bond Fund, Select Class Shares	117,652
2,215	JPMorgan Multi-Sector Income Fund, Select Class Shares	23,010
2,210	JPMorgan Short Duration Bond Fund, Select Class Shares	24,070
10,197	JPMorgan Strategic Income Opportunities Fund, Select Class Shares	121,645

	Total Fixed Income	1,784,066

	International Equity — 11.4%
5,526	JPMorgan Emerging Economies Fund, Select Class Shares	70,948
3,117	JPMorgan Emerging Markets Equity Fund, Select Class Shares	71,886
8,826	JPMorgan Global Research Enhanced Index Fund, Select Class Shares	159,568
3,367	JPMorgan International Equity Fund, Select Class Shares	54,409
6,320	JPMorgan International Equity Index Fund, Select Class Shares	134,608
1,445	JPMorgan Intrepid European Fund, Select Class Shares	39,638
1,411	JPMorgan Latin America Fund, Select Class Shares	24,576

	Total International Equity	555,633

	Money Market — 5.6%
274,697	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (l)	274,697

	U.S. Equity — 40.7%
4,111	JPMorgan Dynamic Growth Fund, Select Class Shares (a)	99,002
5,594	JPMorgan Equity Income Fund, Select Class Shares	74,515
9,418	JPMorgan Intrepid America Fund, Select Class Shares	337,250
4,493	JPMorgan Intrepid Growth Fund, Select Class Shares	159,757
4,593	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	109,216
1,436	JPMorgan Large Cap Growth Fund, Select Class Shares (a)	45,009
11,026	JPMorgan Large Cap Value Fund, Select Class Shares	172,782
12,637	JPMorgan Market Expansion Enhanced Index Fund, Select Class Shares	169,456
3,276	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	55,892
31,891	JPMorgan U.S. Equity Fund, Select Class Shares	455,716
7,932	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	223,832
2,723	JPMorgan Value Advantage Fund, Select Class Shares	76,633

	Total U.S. Equity	1,979,060

	Total Investments — 99.9% (Cost $4,046,125)	4,866,447
	Other Assets in Excess of Liabilities — 0.1%	3,369

	NET ASSETS — 100.0%	$4,869,816

Percentages indicated are based on net assets.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)(continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2014.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$833,944
Aggregate gross unrealized depreciation	(13,622)
Net unrealized appreciation/depreciation	$820,322

Federal income tax cost of investments	$4,046,125

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,866,447	$—	$—	$4,866,447

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.9% (b)
	Alternative Assets — 6.5%
1,578	JPMorgan Commodities Strategy Fund, Select Class Shares (a)	22,136
999	JPMorgan Global Natural Resources Fund, Select Class Shares	9,607
13,207	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	132,068
6,644	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	101,651

	Total Alternative Assets	265,462

	Fixed Income — 56.1%
58,508	JPMorgan Core Bond Fund, Select Class Shares	678,103
64,641	JPMorgan Core Plus Bond Fund, Select Class Shares	534,580
2,013	JPMorgan Emerging Markets Debt Fund, Select Class Shares	16,726
6,075	JPMorgan Emerging Markets Local Currency Debt Fund, Select Class Shares	57,347
16,259	JPMorgan Floating Rate Income Fund, Select Class Shares	164,374
12,987	JPMorgan Government Bond Fund, Select Class Shares	142,082
9,171	JPMorgan High Yield Fund, Select Class Shares	74,099
13,787	JPMorgan Inflation Managed Bond Fund, Select Class Shares	144,078
25,579	JPMorgan Limited Duration Bond Fund, Select Class Shares	254,508
1,829	JPMorgan Multi-Sector Income Fund, Select Class Shares	19,003
5,587	JPMorgan Short Duration Bond Fund, Select Class Shares	60,840
12,663	JPMorgan Strategic Income Opportunities Fund, Select Class Shares	151,075

	Total Fixed Income	2,296,815

	International Equity — 7.1%
3,030	JPMorgan Emerging Economies Fund, Select Class Shares	38,908
1,748	JPMorgan Emerging Markets Equity Fund, Select Class Shares	40,311
2,644	JPMorgan Global Research Enhanced Index Fund, Select Class Shares	47,795
1,777	JPMorgan International Equity Fund, Select Class Shares	28,723
4,434	JPMorgan International Equity Index Fund, Select Class Shares	94,436
928	JPMorgan Intrepid European Fund, Select Class Shares	25,448
994	JPMorgan Latin America Fund, Select Class Shares	17,319

	Total International Equity	292,940

	Money Market — 4.4%
179,604	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (l)	179,604

	U.S. Equity — 25.8%
1,454	JPMorgan Dynamic Growth Fund, Select Class Shares (a)	35,007
5,288	JPMorgan Equity Income Fund, Select Class Shares	70,440
6,861	JPMorgan Intrepid America Fund, Select Class Shares	245,687
2,811	JPMorgan Intrepid Growth Fund, Select Class Shares	99,943
1,767	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	42,008
2,755	JPMorgan Large Cap Value Fund, Select Class Shares	43,178
4,113	JPMorgan Market Expansion Enhanced Index Fund, Select Class Shares	55,155
797	JPMorgan Mid Cap Growth Fund, Select Class Shares	23,196
2,503	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	42,697
15,497	JPMorgan U.S. Equity Fund, Select Class Shares	221,458
4,485	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	126,559
1,813	JPMorgan Value Advantage Fund, Select Class Shares	51,026

	Total U.S. Equity	1,056,354

	Total Investments — 99.9% (Cost $3,626,785)	4,091,175
	Other Assets in Excess of Liabilities — 0.1%	2,783

	NET ASSETS — 100.0%	$4,093,958

Percentages indicated are based on net assets.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2014.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$476,044
Aggregate gross unrealized depreciation	(11,654)

Net unrealized appreciation/depreciation	$464,390

Federal income tax cost of investments	$3,626,785

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,091,175	$—	$—	$4,091,175

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.9% (b)
	Alternative Assets — 5.3%
1,127	JPMorgan Commodities Strategy Fund, Select Class Shares (a)	15,805
693	JPMorgan Global Natural Resources Fund, Select Class Shares	6,662
8,146	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	81,459
3,399	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	52,007

	Total Alternative Assets	155,933

	Fixed Income — 22.6%
16,165	JPMorgan Core Bond Fund, Select Class Shares	187,354
20,209	JPMorgan Core Plus Bond Fund, Select Class Shares	167,132
1,057	JPMorgan Emerging Markets Debt Fund, Select Class Shares	8,781
2,010	JPMorgan Emerging Markets Local Currency Debt Fund, Select Class Shares	18,974
8,501	JPMorgan Floating Rate Income Fund, Select Class Shares	85,947
7,699	JPMorgan High Yield Fund, Select Class Shares	62,212
6,184	JPMorgan Inflation Managed Bond Fund, Select Class Shares	64,625
1,445	JPMorgan Multi-Sector Income Fund, Select Class Shares	15,016
4,574	JPMorgan Strategic Income Opportunities Fund, Select Class Shares	54,565

	Total Fixed Income	664,606

	International Equity — 13.3%
3,686	JPMorgan Emerging Economies Fund, Select Class Shares	47,328
2,141	JPMorgan Emerging Markets Equity Fund, Select Class Shares	49,377
5,741	JPMorgan Global Research Enhanced Index Fund, Select Class Shares	103,800
4,556	JPMorgan International Equity Fund, Select Class Shares	73,617
3,384	JPMorgan International Equity Index Fund, Select Class Shares	72,071
1,241	JPMorgan Intrepid European Fund, Select Class Shares	34,045
573	JPMorgan Latin America Fund, Select Class Shares	9,975

	Total International Equity	390,213

	Money Market — 3.8%
111,791	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (l)	111,791

	U.S. Equity — 54.9%
1,794	JPMorgan Dynamic Growth Fund, Select Class Shares (a)	43,195
3,606	JPMorgan Equity Income Fund, Select Class Shares	48,030
8,608	JPMorgan Intrepid America Fund, Select Class Shares	308,244
3,069	JPMorgan Intrepid Growth Fund, Select Class Shares	109,146
1,851	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	44,012
4,740	JPMorgan Large Cap Growth Fund, Select Class Shares (a)	148,588
11,643	JPMorgan Large Cap Value Fund, Select Class Shares	182,439
9,899	JPMorgan Market Expansion Enhanced Index Fund, Select Class Shares	132,746
618	JPMorgan Mid Cap Growth Fund, Select Class Shares	17,995
1,380	JPMorgan Small Cap Value Fund, Select Class Shares	39,446
2,661	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	45,401
21,666	JPMorgan U.S. Equity Fund, Select Class Shares	309,605
4,898	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	138,234
1,527	JPMorgan Value Advantage Fund, Select Class Shares	42,968

	Total U.S. Equity	1,610,049

	Total Investments — 99.9% (Cost $2,253,648)	2,932,592
	Other Assets in Excess of Liabilities — 0.1%	2,840

	NET ASSETS — 100.0%	$2,935,432

Percentages indicated are based on net assets.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2014.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$686,703
Aggregate gross unrealized depreciation	(7,759)

Net unrealized appreciation/depreciation	$678,944

Federal income tax cost of investments	$2,253,648

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,932,592	$—	$—	$2,932,592

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 100.0% (b)
	Alternative Assets — 2.1%
872	JPMorgan Commodities Strategy Fund, Select Class Shares (a)	12,234
519	JPMorgan Global Natural Resources Fund, Select Class Shares	4,993
1,826	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	18,263
608	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	9,302

	Total Alternative Assets	44,792

	Fixed Income — 7.1%
2,113	JPMorgan Core Bond Fund, Select Class Shares	24,493
1,908	JPMorgan Core Plus Bond Fund, Select Class Shares	15,778
882	JPMorgan Emerging Markets Debt Fund, Select Class Shares	7,330
1,032	JPMorgan Emerging Markets Local Currency Debt Fund, Select Class Shares	9,743
2,052	JPMorgan Floating Rate Income Fund, Select Class Shares	20,744
1,644	JPMorgan High Yield Fund, Select Class Shares	13,287
3,319	JPMorgan Inflation Managed Bond Fund, Select Class Shares	34,687
426	JPMorgan Limited Duration Bond Fund, Select Class Shares	4,234
481	JPMorgan Multi-Sector Income Fund, Select Class Shares	4,998
1,642	JPMorgan Strategic Income Opportunities Fund, Select Class Shares	19,590

	Total Fixed Income	154,884

	International Equity — 12.6%
2,803	JPMorgan Emerging Economies Fund, Select Class Shares	35,987
1,662	JPMorgan Emerging Markets Equity Fund, Select Class Shares	38,318
3,259	JPMorgan Global Research Enhanced Index Fund, Select Class Shares	58,926
3,532	JPMorgan International Equity Fund, Select Class Shares	57,079
2,897	JPMorgan International Equity Index Fund, Select Class Shares	61,707
402	JPMorgan Intrepid European Fund, Select Class Shares	11,034
497	JPMorgan Latin America Fund, Select Class Shares	8,663

	Total International Equity	271,714

	Money Market — 2.1%
44,405	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (l)	44,405

	U.S. Equity — 76.1%
930	JPMorgan Dynamic Growth Fund, Select Class Shares (a)	22,406
2,302	JPMorgan Equity Income Fund, Select Class Shares	30,662
7,446	JPMorgan Intrepid America Fund, Select Class Shares	266,658
3,803	JPMorgan Intrepid Growth Fund, Select Class Shares	135,246
3,524	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	83,807
5,739	JPMorgan Large Cap Growth Fund, Select Class Shares (a)	179,914
14,840	JPMorgan Large Cap Value Fund, Select Class Shares	232,543
9,740	JPMorgan Market Expansion Enhanced Index Fund, Select Class Shares	130,610
492	JPMorgan Mid Cap Growth Fund, Select Class Shares	14,323
2,147	JPMorgan Small Cap Value Fund, Select Class Shares	61,375
1,832	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	31,257
22,152	JPMorgan U.S. Equity Fund, Select Class Shares	316,550
3,840	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	108,370
1,191	JPMorgan Value Advantage Fund, Select Class Shares	33,528

	Total U.S. Equity	1,647,249

	Total Investments — 100.0% (Cost $1,510,387)	2,163,044
	Other Assets in Excess of Liabilities — 0.0% (g)	31

	NET ASSETS — 100.0%	$2,163,075

Percentages indicated are based on net assets.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of March 31, 2014.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$658,623
Aggregate gross unrealized depreciation	(5,966)

Net unrealized appreciation/depreciation	$652,657

Federal income tax cost of investments	$1,510,387

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,163,044	$—	$—	$2,163,044

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.4%
	Consumer Discretionary — 27.7%
	Auto Components — 1.1%
2,383	Delphi Automotive plc, (United Kingdom)	161,710

	Automobiles — 1.3%
916	Tesla Motors, Inc. (a)	190,878

	Hotels, Restaurants & Leisure — 4.8%
219	Chipotle Mexican Grill, Inc. (a)	124,517
2,668	Las Vegas Sands Corp.	215,489
5,333	Starbucks Corp.	391,360

		731,366

	Internet & Catalog Retail — 7.9%
1,507	Amazon.com, Inc. (a)	507,115
353	Netflix, Inc. (a)	124,091
465	priceline.com, Inc. (a)	553,752

		1,184,958

	Media — 6.6%
6,355	Comcast Corp., Class A	317,892
2,234	Discovery Communications, Inc., Class A (a)	184,768
1,770	Liberty Global plc, (United Kingdom), Class A (a)	73,620
1,813	Liberty Global plc, (United Kingdom), Series C (a)	73,791
1,657	Time Warner, Inc.	108,245
2,910	Walt Disney Co. (The)	232,972

		991,288

	Specialty Retail — 3.8%
1,816	Gap, Inc. (The)	72,729
5,673	Home Depot, Inc. (The)	448,928
565	Ulta Salon Cosmetics & Fragrance, Inc. (a)	55,027

		576,684

	Textiles, Apparel & Luxury Goods — 2.2%
3,526	Michael Kors Holdings Ltd., (Hong Kong) (a)	328,826

	Total Consumer Discretionary	4,165,710

	Consumer Staples — 3.8%
	Food & Staples Retailing — 2.5%
1,646	Costco Wholesale Corp.	183,836
1,381	CVS Caremark Corp.	103,367
1,972	Whole Foods Market, Inc.	99,985

		387,188

	Food Products — 0.6%
838	Keurig Green Mountain, Inc.	88,432

	Household Products — 0.7%
1,597	Colgate-Palmolive Co.	103,617

	Total Consumer Staples	579,237

	Energy — 4.1%
	Energy Equipment & Services — 0.5%
1,305	FMC Technologies, Inc. (a)	68,239

	Oil, Gas & Consumable Fuels — 3.6%
6,486	Cabot Oil & Gas Corp.	219,759
1,974	Marathon Petroleum Corp.	171,782
819	Pioneer Natural Resources Co.	153,249

		544,790

	Total Energy	613,029

	Financials — 2.7%
	Capital Markets — 1.6%
291	Affiliated Managers Group, Inc. (a)	58,115
262	BlackRock, Inc.	82,299
3,092	TD Ameritrade Holding Corp.	104,956

		245,370

	Diversified Financial Services — 1.1%
2,103	Moody’s Corp.	166,794

	Total Financials	412,164

	Health Care — 17.6%
	Biotechnology — 11.5%
1,953	Alexion Pharmaceuticals, Inc. (a)	297,049
1,041	Biogen Idec, Inc. (a)	318,533
2,534	Celgene Corp. (a)	353,746
7,436	Gilead Sciences, Inc. (a)	526,880
776	Regeneron Pharmaceuticals, Inc. (a)	233,077

		1,729,285

	Health Care Providers & Services — 2.0%
2,047	AmerisourceBergen Corp.	134,243
905	McKesson Corp.	159,743

		293,986

	Health Care Technology — 1.2%
3,235	Cerner Corp. (a)	181,963

	Life Sciences Tools & Services — 0.6%
650	Illumina, Inc. (a)	96,555

	Pharmaceuticals — 2.3%
2,589	Valeant Pharmaceuticals International, Inc. (a)	341,295

	Total Health Care	2,643,084

	Industrials — 8.9%
	Aerospace & Defense — 3.0%
2,609	Honeywell International, Inc.	241,992

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Aerospace & Defense — Continued
793	Precision Castparts Corp.	200,388

		442,380

	Airlines — 1.2%
5,227	Delta Air Lines, Inc.	181,098

	Building Products — 0.4%
1,562	Fortune Brands Home & Security, Inc.	65,716

	Machinery — 0.8%
1,464	Flowserve Corp.	114,706

	Road & Rail — 3.5%
1,501	J.B. Hunt Transport Services, Inc.	107,959
1,503	Kansas City Southern	153,366
1,438	Union Pacific Corp.	269,911

		531,236

	Total Industrials	1,335,136

	Information Technology — 27.1%
	Communications Equipment — 0.4%
741	QUALCOMM, Inc.	58,396

	Electronic Equipment, Instruments & Components — 0.7%
1,152	Amphenol Corp., Class A	105,535

	Internet Software & Services — 11.2%
475	Baidu, Inc., (China), ADR (a)	72,335
8,562	Facebook, Inc., Class A (a)	515,781
765	Google, Inc., Class A (a)	852,349
1,325	LinkedIn Corp., Class A (a)	245,101

		1,685,566

	IT Services — 6.4%
1,876	Cognizant Technology Solutions Corp., Class A (a)	94,940
6,777	MasterCard, Inc., Class A	506,242
1,642	Visa, Inc., Class A	354,485

		955,667

	Semiconductors & Semiconductor Equipment — 3.6%
4,666	ARM Holdings plc, (United Kingdom), ADR	237,841
3,295	ASML Holding N.V., (Netherlands)	307,591

		545,432

	Software — 2.9%
1,993	Adobe Systems, Inc. (a)	131,040
4,574	Salesforce.com, Inc. (a)	261,118
573	Splunk, Inc. (a)	40,992

		433,150

	Technology Hardware, Storage & Peripherals — 1.9%
1,018	3D Systems Corp. (a)	60,232
420	Apple, Inc.	225,576

		285,808

	Total Information Technology	4,069,554

	Materials — 6.5%
	Chemicals — 6.5%
1,146	Ecolab, Inc.	123,703
2,958	LyondellBasell Industries N.V., Class A	263,049
1,238	Monsanto Co.	140,836
857	PPG Industries, Inc.	165,718
1,434	Sherwin-Williams Co. (The)	282,684

	Total Materials	975,990

	Total Common Stocks (Cost $10,997,277)	14,793,904

Short-Term Investment — 1.6%
	Investment Company — 1.6%
247,591	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $247,591)	247,591

	Total Investments — 100.0% (Cost $11,244,868)	15,041,495
	Other Assets in Excess of Liabilities — 0.0% (g)	269

	NET ASSETS — 100.0%	$15,041,764

Percentages indicated are based on net assets.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

(EMPTY)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,837,333
Aggregate gross unrealized depreciation	(40,706)

Net unrealized appreciation/depreciation	$3,796,627

Federal income tax cost of investments	$11,244,868

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$15,041,495	$—	$—	$15,041,495

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.2%
	Consumer Discretionary — 9.9%
	Auto Components — 0.8%
81	TRW Automotive Holdings Corp. (a)	6,621

	Automobiles — 3.1%
279	Ford Motor Co.	4,354
583	General Motors Co.	20,057

		24,411

	Hotels, Restaurants & Leisure — 0.6%
81	Royal Caribbean Cruises Ltd.	4,398

	Household Durables — 1.2%
60	Lennar Corp., Class A	2,359
32	Mohawk Industries, Inc. (a)	4,297
92	Toll Brothers, Inc. (a)	3,303

		9,959

	Media — 1.9%
129	Comcast Corp., Class A	6,452
139	Time Warner, Inc.	9,078

		15,530

	Multiline Retail — 0.4%
52	Kohl’s Corp.	2,971

	Specialty Retail — 1.5%
310	Best Buy Co., Inc.	8,192
95	Express, Inc. (a)	1,506
39	Lowe’s Cos., Inc.	1,897

		11,595

	Textiles, Apparel & Luxury Goods — 0.4%
26	PVH Corp.	3,232

	Total Consumer Discretionary	78,717

	Consumer Staples — 3.6%
	Beverages — 1.2%
155	Molson Coors Brewing Co., Class B	9,141

	Food & Staples Retailing — 1.6%
113	CVS Caremark Corp.	8,453
106	Kroger Co. (The)	4,636

		13,089

	Food Products — 0.8%
73	Archer-Daniels-Midland Co.	3,186
49	Kellogg Co.	3,066

		6,252

	Total Consumer Staples	28,482

	Energy — 14.2%
	Energy Equipment & Services — 1.6%
40	Ensco plc, (United Kingdom), Class A	2,088
33	Halliburton Co.	1,955
51	National Oilwell Varco, Inc.	3,964
147	Rowan Cos. plc, Class A (a)	4,954

		12,961

	Oil, Gas & Consumable Fuels — 12.6%
62	Apache Corp.	5,160
23	Cabot Oil & Gas Corp.	789
30	Cheniere Energy, Inc. (a)	1,633
252	Chevron Corp.	29,955
145	ConocoPhillips	10,229
9	EOG Resources, Inc.	1,707
274	Exxon Mobil Corp.	26,743
239	Marathon Oil Corp.	8,503
30	Marathon Petroleum Corp.	2,650
98	Occidental Petroleum Corp.	9,300
15	SM Energy Co.	1,041
50	Tesoro Corp.	2,540

		100,250

	Total Energy	113,211

	Financials — 29.0%
	Banks — 11.4%
615	Citigroup, Inc.	29,275
46	Commerce Bancshares, Inc.	2,112
71	East West Bancorp, Inc.	2,588
358	First Niagara Financial Group, Inc.	3,382
466	Huntington Bancshares, Inc.	4,649
104	PNC Financial Services Group, Inc. (The)	9,065
87	SunTrust Banks, Inc.	3,481
727	Wells Fargo & Co.	36,145

		90,697

	Capital Markets — 5.3%
239	Charles Schwab Corp. (The)	6,529
39	Goldman Sachs Group, Inc. (The)	6,374
70	Invesco Ltd.	2,581
372	Morgan Stanley	11,610
218	State Street Corp.	15,151

		42,245

	Consumer Finance — 0.7%
73	Capital One Financial Corp.	5,640

	Diversified Financial Services — 2.6%
1,203	Bank of America Corp.	20,696

	Insurance — 7.7%
121	ACE Ltd., (Switzerland)	11,991

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)(continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — Continued
421	MetLife, Inc.	22,214
121	Prudential Financial, Inc.	10,257
195	Travelers Cos., Inc. (The)	16,629

		61,091

	Real Estate Investment Trusts (REITs) — 1.3%
41	AvalonBay Communities, Inc.	5,410
61	Highwoods Properties, Inc.	2,324
41	Liberty Property Trust	1,519
53	Mack-Cali Realty Corp.	1,110

		10,363

	Total Financials	230,732

	Health Care — 14.7%
	Health Care Equipment & Supplies — 1.2%
161	Abbott Laboratories (m)	6,181
93	CareFusion Corp. (a)	3,757

		9,938

	Health Care Providers & Services — 6.2%
103	Aetna, Inc. (m)	7,714
86	Cigna Corp.	7,235
91	Humana, Inc.	10,295
296	UnitedHealth Group, Inc.	24,267

		49,511

	Pharmaceuticals — 7.3%
107	Bristol-Myers Squibb Co.	5,545
419	Johnson & Johnson	41,167
195	Merck & Co., Inc.	11,094

		57,806

	Total Health Care	117,255

	Industrials — 10.3%
	Aerospace & Defense — 2.5%
38	Honeywell International, Inc.	3,553
42	L-3 Communications Holdings, Inc.	4,974
24	Northrop Grumman Corp.	2,899
72	United Technologies Corp.	8,354

		19,780

	Airlines — 0.2%
43	United Continental Holdings, Inc. (a)	1,924

	Building Products — 0.4%
148	Masco Corp.	3,289

	Construction & Engineering — 1.5%
154	Fluor Corp.	11,970

	Electrical Equipment — 1.5%
161	Eaton Corp. plc, (Ireland)	12,117

	Machinery — 1.8%
12	AGCO Corp. (m)	634
26	Deere & Co.	2,397
161	PACCAR, Inc.	10,885

		13,916

	Road & Rail — 2.4%
402	CSX Corp.	11,646
74	Norfolk Southern Corp.	7,162

		18,808

	Total Industrials	81,804

	Information Technology — 7.7%
	Communications Equipment — 1.4%
520	Cisco Systems, Inc.	11,642

	IT Services — 0.5%
47	Accenture plc, (Ireland), Class A	3,723

	Semiconductors & Semiconductor Equipment — 3.3%
148	Applied Materials, Inc.	3,016
21	ASML Holding N.V., (Netherlands)	1,970
78	Freescale Semiconductor Ltd. (a)	1,904
97	KLA-Tencor Corp.	6,687
195	Lam Research Corp. (a)	10,747
210	ON Semiconductor Corp. (a)	1,971

		26,295

	Software — 1.3%
49	Adobe Systems, Inc. (a) (m)	3,188
54	Citrix Systems, Inc. (a)	3,090
98	Oracle Corp.	3,993

		10,271

	Technology Hardware, Storage & Peripherals — 1.2%
11	Apple, Inc.	6,011
122	Hewlett-Packard Co.	3,948

		9,959

	Total Information Technology	61,890

	Materials — 3.0%
	Chemicals — 0.3%
52	Axiall Corp.	2,315

	Containers & Packaging — 0.4%
68	Crown Holdings, Inc. (a)	3,020

	Metals & Mining — 2.3%
760	Alcoa, Inc.	9,786
132	Alumina Ltd., (Australia), ADR (a)	586

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)(continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Metals & Mining — Continued
162	Freeport-McMoRan Copper & Gold, Inc.	5,354
106	United States Steel Corp.	2,927

		18,653

	Total Materials	23,988

	Telecommunication Services — 2.1%
	Diversified Telecommunication Services — 2.0%
341	Verizon Communications, Inc.	16,212

	Wireless Telecommunication Services — 0.1%
21	T-Mobile US, Inc. (a)	700

	Total Telecommunication Services	16,912

	Utilities — 3.7%
	Electric Utilities — 2.4%
93	Edison International	5,242
99	Exelon Corp.	3,322
96	FirstEnergy Corp.	3,281
77	NextEra Energy, Inc.	7,398

		19,243

	Multi-Utilities — 1.3%
73	CMS Energy Corp.	2,133
55	Dominion Resources, Inc.	3,912
109	Public Service Enterprise Group, Inc.	4,161

		10,206

	Total Utilities	29,449

	Total Common Stocks (Cost $629,078)	782,440

Short-Term Investment — 2.4%
	Investment Company — 2.4%
18,865	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $18,865)	18,865

	Total Investments — 100.6% (Cost $647,943)	801,305
	Liabilities in Excess of Other Assets — (0.6)%	(4,945)

	NET ASSETS — 100.0%	$796,360

Percentages indicated are based on net assets.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)(continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
125	E-mini S&P 500	06/20/14	$11,654	$24

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$154,370
Aggregate gross unrealized depreciation	(1,008)
Net unrealized appreciation/depreciation	$153,362

Federal income tax cost of investments	$647,943

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$801,305	$—	$—	$801,305
Appreciation in Other Financial Instruments
Futures Contracts	$24	$—	$—	$24

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)(continued)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.9%
	Consumer Discretionary — 12.5%
	Auto Components — 0.3%
14	Drew Industries, Inc.	764
115	Gentex Corp.	3,638
13	Standard Motor Products, Inc.	460
15	Superior Industries International, Inc.	317

		5,179

	Automobiles — 0.2%
29	Thor Industries, Inc.	1,761
19	Winnebago Industries, Inc. (a)	516

		2,277

	Distributors — 0.5%
186	LKQ Corp. (a)	4,907
32	Pool Corp.	1,976
11	VOXX International Corp. (a)	156

		7,039

	Diversified Consumer Services — 0.8%
13	American Public Education, Inc. (a)	461
71	Apollo Education Group, Inc. (a)	2,438
10	Capella Education Co.	642
46	Hillenbrand, Inc.	1,483
25	ITT Educational Services, Inc. (a)	719
19	Matthews International Corp., Class A	758
248	Service Corp. International	4,921
6	Strayer Education, Inc. (a)	297

		11,719

	Hotels, Restaurants & Leisure — 2.0%
15	Bally Technologies, Inc. (a)	970
57	Boyd Gaming Corp. (a)	750
132	Brinker International, Inc.	6,911
19	Cheesecake Factory, Inc. (The)	920
52	Cracker Barrel Old Country Store, Inc.	5,069
1	DineEquity, Inc.	111
9	Domino’s Pizza, Inc.	716
120	Jack in the Box, Inc. (a)	7,090
13	Marcus Corp. (The)	218
18	Marriott Vacations Worldwide Corp. (a)	1,030
17	Panera Bread Co., Class A (a)	2,938
7	Red Robin Gourmet Burgers, Inc. (a)	496
23	Ruth’s Hospitality Group, Inc.	275
46	Scientific Games Corp., Class A (a)	630
39	Sonic Corp. (a)	881
40	Texas Roadhouse, Inc.	1,037
70	Wendy’s Co. (The)	638

		30,680

	Household Durables — 1.7%
7	Blyth, Inc.	75
21	Helen of Troy Ltd., (Bermuda) (a)	1,439
17	iRobot Corp. (a)	708
139	Jarden Corp. (a)	8,307
56	KB Home	953
34	La-Z-Boy, Inc.	916
6	NVR, Inc. (a)	6,755
29	Ryland Group, Inc. (The)	1,163
29	Tupperware Brands Corp.	2,442
87	Universal Electronics, Inc. (a)	3,325

		26,083

	Internet & Catalog Retail — 0.1%
9	Blue Nile, Inc. (a)	315
9	FTD Cos., Inc. (a)	298
21	HSN, Inc.	1,224
14	PetMed Express, Inc.	193

		2,030

	Leisure Products — 0.6%
8	Arctic Cat, Inc.	396
61	Brunswick Corp.	2,754
42	Polaris Industries, Inc.	5,809

		8,959

	Media — 0.8%
51	Cinemark Holdings, Inc.	1,471
175	E.W. Scripps Co., Class A (a)	3,107
3	John Wiley & Sons, Inc., Class A	171
256	Live Nation Entertainment, Inc. (a)	5,572
8	Meredith Corp.	369
190	Sizmek, Inc. (a)	2,016

		12,706

	Multiline Retail — 0.1%
38	Big Lots, Inc. (a)	1,444
25	Fred’s, Inc., Class A	445

		1,889

	Specialty Retail — 3.9%
28	Aaron’s, Inc.	854
76	Advance Auto Parts, Inc.	9,662
8	Aeropostale, Inc. (a)	41
35	ANN, Inc. (a)	1,432
91	Ascena Retail Group, Inc. (a)	1,577

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Specialty Retail — Continued
27	Barnes & Noble, Inc. (a)	557
28	Brown Shoe Co., Inc.	746
112	Cato Corp. (The), Class A	3,038
175	Chico’s FAS, Inc.	2,812
80	Children’s Place Retail Stores, Inc. (The)	4,006
103	CST Brands, Inc.	3,205
53	Dick’s Sporting Goods, Inc.	2,901
34	Finish Line, Inc. (The), Class A	918
192	Foot Locker, Inc.	9,005
16	Genesco, Inc. (a)	1,221
15	Group 1 Automotive, Inc.	1,001
59	Guess?, Inc.	1,632
11	Haverty Furniture Cos., Inc.	340
9	Kirkland’s, Inc. (a)	171
14	Lithia Motors, Inc., Class A	932
14	MarineMax, Inc. (a)	212
30	Men’s Wearhouse, Inc. (The)	1,478
29	Murphy USA, Inc. (a)	1,177
387	Office Depot, Inc. (a)	1,597
45	Outerwall, Inc. (a)	3,290
15	Signet Jewelers Ltd., (Bermuda)	1,556
6	Stein Mart, Inc.	88
11	Vitamin Shoppe, Inc. (a)	510
60	Williams-Sonoma, Inc.	3,972
18	Zale Corp. (a)	370

		60,301

	Textiles, Apparel & Luxury Goods — 1.5%
81	Crocs, Inc. (a)	1,266
24	Deckers Outdoor Corp. (a)	1,898
136	Hanesbrands, Inc.	10,414
16	Iconix Brand Group, Inc. (a)	634
11	Movado Group, Inc.	520
4	Perry Ellis International, Inc. (a)	62
26	Skechers U.S.A., Inc., Class A (a)	932
52	Steven Madden Ltd. (a)	1,872
40	Under Armour, Inc., Class A (a)	4,530

		22,128

	Total Consumer Discretionary	190,990

	Consumer Staples — 3.3%
	Food & Staples Retailing — 0.6%
85	Andersons, Inc. (The)	5,049
26	Casey’s General Stores, Inc.	1,741
50	Spartan Stores, Inc.	1,155
133	SUPERVALU, Inc. (a)	912

		8,857

	Food Products — 2.0%
7	B&G Foods, Inc.	225
8	Calavo Growers, Inc.	268
9	Cal-Maine Foods, Inc.	586
77	Darling International, Inc. (a)	1,541
14	Diamond Foods, Inc. (a)	489
83	Flowers Foods, Inc.	1,770
23	Hain Celestial Group, Inc. (The) (a)	2,117
135	Hillshire Brands Co.	5,019
82	Ingredion, Inc.	5,587
9	J&J Snack Foods Corp.	892
59	Sanderson Farms, Inc.	4,625
21	Seneca Foods Corp., Class A (a)	650
16	Snyders-Lance, Inc.	439
207	WhiteWave Foods Co. (The), Class A (a)	5,919

		30,127

	Household Products — 0.7%
79	Church & Dwight Co., Inc.	5,490
41	Energizer Holdings, Inc.	4,164
11	WD-40 Co.	831

		10,485

	Personal Products — 0.0% (g)
10	Inter Parfums, Inc.	354
9	Medifast, Inc. (a)	263

		617

	Total Consumer Staples	50,086

	Energy — 5.7%
	Energy Equipment & Services — 3.3%
27	Atwood Oceanics, Inc. (a)	1,364
20	Basic Energy Services, Inc. (a)	551
66	Bristow Group, Inc.	4,956
29	C&J Energy Services, Inc. (a)	854
14	Dril-Quip, Inc. (a)	1,581
14	Era Group, Inc. (a)	397
10	Exterran Holdings, Inc.	442
8	Geospace Technologies Corp. (a)	529
9	Gulf Island Fabrication, Inc.	192
99	Helix Energy Solutions Group, Inc. (a)	2,279
49	Hornbeck Offshore Services, Inc. (a)	2,033
87	ION Geophysical Corp. (a)	365
161	Matrix Service Co. (a)	5,423
61	Oceaneering International, Inc.	4,374

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Energy Equipment & Services — Continued
77	Oil States International, Inc. (a)	7,549
66	Patterson-UTI Energy, Inc.	2,089
206	Superior Energy Services, Inc.	6,339
162	Tesco Corp. (a)	2,988
49	TETRA Technologies, Inc. (a)	633
75	Tidewater, Inc.	3,642
28	Unit Corp. (a)	1,806

		50,386

	Oil, Gas & Consumable Fuels — 2.4%
146	Alpha Natural Resources, Inc. (a)	621
29	Bill Barrett Corp. (a)	749
24	Carrizo Oil & Gas, Inc. (a)	1,268
59	Cimarex Energy Co.	6,998
37	Cloud Peak Energy, Inc. (a)	786
31	Comstock Resources, Inc.	718
9	Contango Oil & Gas Co. (a)	419
35	Energen Corp.	2,853
211	HollyFrontier Corp.	10,047
29	Penn Virginia Corp. (a)	514
37	PetroQuest Energy, Inc. (a)	209
97	Rosetta Resources, Inc. (a)	4,502
26	SM Energy Co.	1,883
82	Stone Energy Corp. (a)	3,453
49	World Fuel Services Corp.	2,177

		37,197

	Total Energy	87,583

	Financials — 22.0%
	Banks — 5.8%
219	Associated Banc-Corp.	3,964
72	BancorpSouth, Inc.	1,803
44	Bank of Hawaii Corp.	2,645
18	Bank of the Ozarks, Inc.	1,243
11	Banner Corp.	463
51	BBCN Bancorp, Inc.	873
51	Boston Private Financial Holdings, Inc.	695
53	Cathay General Bancorp	1,343
10	City Holding Co.	442
24	City National Corp.	1,917
26	Columbia Banking System, Inc.	737
3	Commerce Bancshares, Inc.	122
28	Community Bank System, Inc.	1,084
29	Cullen/Frost Bankers, Inc.	2,217
57	CVB Financial Corp.	906
224	East West Bancorp, Inc.	8,174
76	First BanCorp, (Puerto Rico) (a)	416
37	First Financial Bancorp	664
48	First Midwest Bancorp, Inc.	822
313	First Niagara Financial Group, Inc.	2,962
279	FirstMerit Corp.	5,815
39	FNB Corp.	527
295	Fulton Financial Corp.	3,705
46	Glacier Bancorp, Inc.	1,349
53	Hancock Holding Co.	1,939
20	Hanmi Financial Corp.	468
28	Home BancShares, Inc.	966
14	Independent Bank Corp.	535
34	International Bancshares Corp.	852
36	MB Financial, Inc.	1,116
46	National Penn Bancshares, Inc.	484
23	NBT Bancorp, Inc.	570
13	Old National Bancorp	199
22	PacWest Bancorp	947
23	Pinnacle Financial Partners, Inc.	849
43	PrivateBancorp, Inc.	1,299
29	Prosperity Bancshares, Inc.	1,917
24	Simmons First National Corp., Class A	902
25	Sterling Bancorp	312
168	Susquehanna Bancshares, Inc.	1,918
42	SVB Financial Group (a)	5,447
593	Synovus Financial Corp.	2,010
108	TCF Financial Corp.	1,801
87	Texas Capital Bancshares, Inc. (a)	5,670
7	Tompkins Financial Corp.	349
53	Trustmark Corp.	1,334
75	UMB Financial Corp.	4,840
118	Umpqua Holdings Corp.	2,200
12	United Community Banks, Inc. (a)	234
102	Webster Financial Corp.	3,173
40	Wilshire Bancorp, Inc.	440
24	Wintrust Financial Corp.	1,159

		88,818

	Capital Markets — 2.6%
43	Affiliated Managers Group, Inc. (a)	8,580
34	Eaton Vance Corp.	1,290
27	Evercore Partners, Inc., Class A	1,497
20	HFF, Inc., Class A	661
27	Investment Technology Group, Inc. (a)	536
10	Piper Jaffray Cos. (a)	449

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Capital Markets — Continued
153	Raymond James Financial, Inc.	8,567
200	SEI Investments Co.	6,714
39	Stifel Financial Corp. (a)	1,927
126	Waddell & Reed Financial, Inc., Class A	9,241

		39,462

	Consumer Finance — 0.2%
36	Cash America International, Inc.	1,388
14	Encore Capital Group, Inc. (a)	630
36	Ezcorp, Inc., Class A (a)	390
5	First Cash Financial Services, Inc. (a)	268
13	Green Dot Corp., Class A (a)	246
9	World Acceptance Corp. (a)	711

		3,633

	Diversified Financial Services — 0.5%
53	CBOE Holdings, Inc.	3,014
26	MarketAxess Holdings, Inc.	1,552
81	MSCI, Inc. (a)	3,491

		8,057

	Insurance — 3.9%
7	Alleghany Corp. (a)	2,755
57	American Financial Group, Inc.	3,287
12	AMERISAFE, Inc.	510
106	Aspen Insurance Holdings Ltd., (Bermuda)	4,206
59	Brown & Brown, Inc.	1,806
62	Everest Re Group Ltd., (Bermuda)	9,468
296	Fidelity National Financial, Inc., Class A	9,301
33	Hanover Insurance Group, Inc. (The)	2,011
113	HCC Insurance Holdings, Inc.	5,146
26	Horace Mann Educators Corp.	741
32	Kemper Corp.	1,268
24	Mercury General Corp.	1,091
8	Navigators Group, Inc. (The) (a)	494
228	Old Republic International Corp.	3,734
123	Protective Life Corp.	6,452
40	Reinsurance Group of America, Inc.	3,153
10	Safety Insurance Group, Inc.	527
36	Selective Insurance Group, Inc.	834
6	StanCorp Financial Group, Inc.	422
13	Stewart Information Services Corp.	441
28	Tower Group International Ltd., (Bermuda)	77
59	W.R. Berkley Corp.	2,463

		60,187

	Real Estate Investment Trusts (REITs) — 8.1%
29	Acadia Realty Trust	755
41	Alexandria Real Estate Equities, Inc.	2,942
67	American Campus Communities, Inc.	2,508
101	BioMed Realty Trust, Inc.	2,060
50	BRE Properties, Inc.	3,169
52	Camden Property Trust	3,526
46	Cedar Realty Trust, Inc.	281
15	CoreSite Realty Corp.	465
48	Corporate Office Properties Trust	1,269
84	Corrections Corp. of America	2,632
175	Cousins Properties, Inc.	2,010
450	DiamondRock Hospitality Co.	5,291
205	Duke Realty Corp.	3,459
18	EastGroup Properties, Inc.	1,155
31	EPR Properties	1,635
40	Equity One, Inc.	884
23	Essex Property Trust, Inc.	3,908
68	Extra Space Storage, Inc.	3,288
42	Federal Realty Investment Trust	4,788
47	Franklin Street Properties Corp.	593
76	GEO Group, Inc. (The)	2,441
17	Getty Realty Corp.	321
25	Government Properties Income Trust	631
50	Healthcare Realty Trust, Inc.	1,212
85	Highwoods Properties, Inc.	3,265
32	Home Properties, Inc.	1,933
81	Hospitality Properties Trust	2,313
51	Inland Real Estate Corp.	533
48	Kilroy Realty Corp.	2,803
40	Kite Realty Group Trust	243
189	LaSalle Hotel Properties	5,905
76	Liberty Property Trust	2,816
20	LTC Properties, Inc.	748
57	Mack-Cali Realty Corp.	1,193
88	Medical Properties Trust, Inc.	1,130
47	Mid-America Apartment Communities, Inc.	3,238
69	Omega Healthcare Investors, Inc.	2,318
14	Parkway Properties, Inc.	255
35	Post Properties, Inc.	1,723
92	Potlatch Corp.	3,564
12	PS Business Parks, Inc.	1,000
79	Rayonier, Inc.	3,644
113	Realty Income Corp.	4,606
58	Regency Centers Corp.	2,984
8	Saul Centers, Inc.	364

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Real Estate Investment Trusts (REITs) — Continued
121	Senior Housing Properties Trust	2,730
59	SL Green Realty Corp.	5,895
20	Sovran Self Storage, Inc.	1,453
61	Tanger Factory Outlet Centers, Inc.	2,118
87	Taubman Centers, Inc.	6,172
163	UDR, Inc.	4,222
8	Universal Health Realty Income Trust	336
15	Urstadt Biddle Properties, Inc., Class A	314
79	Weingarten Realty Investors	2,375

		123,416

	Real Estate Management & Development — 0.7%
60	Alexander & Baldwin, Inc.	2,572
22	Forestar Group, Inc. (a)	399
60	Jones Lang LaSalle, Inc.	7,138

		10,109

	Thrifts & Mortgage Finance — 0.2%
28	Bank Mutual Corp.	178
18	Dime Community Bancshares, Inc.	306
55	New York Community Bancorp, Inc.	891
35	Provident Financial Services, Inc.	642
59	TrustCo Bank Corp.	414
61	Washington Federal, Inc.	1,411

		3,842

	Total Financials	337,524

	Health Care — 8.8%
	Biotechnology — 0.6%
258	Arqule, Inc. (a)	529
66	Cubist Pharmaceuticals, Inc. (a)	4,815
18	Emergent Biosolutions, Inc. (a)	447
31	United Therapeutics Corp. (a)	2,960

		8,751

	Health Care Equipment & Supplies — 2.5%
94	Align Technology, Inc. (a)	4,863
18	CONMED Corp.	777
12	Cooper Cos., Inc. (The)	1,617
116	CryoLife, Inc.	1,155
17	Cyberonics, Inc. (a)	1,135
15	Greatbatch, Inc. (a)	682
105	Hill-Rom Holdings, Inc.	4,036
349	Hologic, Inc. (a)	7,504
8	ICU Medical, Inc. (a)	483
37	IDEXX Laboratories, Inc. (a)	4,456
13	Masimo Corp. (a)	346
17	Natus Medical, Inc. (a)	435
112	NuVasive, Inc. (a)	4,318
80	ResMed, Inc.	3,581
8	SurModics, Inc. (a)	181
185	Symmetry Medical, Inc. (a)	1,864
40	Thoratec Corp. (a)	1,424

		38,857

	Health Care Providers & Services — 3.7%
25	Amedisys, Inc. (a)	372
25	AMN Healthcare Services, Inc. (a)	348
21	Amsurg Corp. (a)	976
92	Centene Corp. (a)	5,714
8	Corvel Corp. (a)	421
278	Cross Country Healthcare, Inc. (a)	2,247
10	Ensign Group, Inc. (The)	457
339	Gentiva Health Services, Inc. (a)	3,088
53	Health Net, Inc. (a)	1,819
58	Henry Schein, Inc. (a)	6,898
34	Kindred Healthcare, Inc.	794
80	Magellan Health Services, Inc. (a)	4,746
50	MEDNAX, Inc. (a)	3,092
22	Molina Healthcare, Inc. (a)	822
8	MWI Veterinary Supply, Inc. (a)	1,287
69	Omnicare, Inc.	4,122
138	Owens & Minor, Inc.	4,840
17	PharMerica Corp. (a)	476
60	Universal Health Services, Inc., Class B	4,952
184	VCA Antech, Inc. (a)	5,923
39	WellCare Health Plans, Inc. (a)	2,484

		55,878

	Health Care Technology — 0.1%
28	Medidata Solutions, Inc. (a)	1,536
21	Omnicell, Inc. (a)	603

		2,139

	Life Sciences Tools & Services — 0.8%
46	Affymetrix, Inc. (a)	328
62	Charles River Laboratories International, Inc. (a)	3,759
23	Covance, Inc. (a)	2,382
12	Mettler-Toledo International, Inc. (a)	2,939
38	PAREXEL International Corp. (a)	2,030

		11,438

	Pharmaceuticals — 1.1%
75	Endo International plc, (Ireland) (a)	5,155
7	Hi-Tech Pharmacal Co., Inc. (a)	297

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Pharmaceuticals — Continued
130	Impax Laboratories, Inc. (a)	3,424
18	Mallinckrodt plc, (Ireland) (a)	1,154
33	Prestige Brands Holdings, Inc. (a)	893
40	Questcor Pharmaceuticals, Inc.	2,587
35	Salix Pharmaceuticals Ltd. (a)	3,638

		17,148

	Total Health Care	134,211

	Industrials — 16.4%
	Aerospace & Defense — 2.4%
25	AAR Corp.	661
63	Alliant Techsystems, Inc.	9,007
6	American Science & Engineering, Inc.	410
21	B/E Aerospace, Inc. (a)	1,835
79	Engility Holdings, Inc. (a)	3,556
13	Esterline Technologies Corp. (a)	1,398
345	Exelis, Inc.	6,556
93	Huntington Ingalls Industries, Inc.	9,526
21	Moog, Inc., Class A (a)	1,361
21	Orbital Sciences Corp. (a)	581
24	Triumph Group, Inc.	1,530

		36,421

	Air Freight & Logistics — 0.1%
19	Forward Air Corp.	856
23	Hub Group, Inc., Class A (a)	906

		1,762

	Airlines — 0.7%
99	Alaska Air Group, Inc.	9,197
10	Allegiant Travel Co.	1,134
33	SkyWest, Inc.	424

		10,755

	Building Products — 1.0%
128	A.O. Smith Corp.	5,877
5	American Woodmark Corp. (a)	168
109	Fortune Brands Home & Security, Inc.	4,574
12	Gibraltar Industries, Inc. (a)	234
35	Lennox International, Inc.	3,178
12	Universal Forest Products, Inc.	685

		14,716

	Commercial Services & Supplies — 1.4%
164	ABM Industries, Inc.	4,707
44	Brink’s Co. (The)	1,263
35	Deluxe Corp.	1,849
11	Herman Miller, Inc.	359
20	HNI Corp.	723
20	MSA Safety, Inc.	1,156
387	R.R. Donnelley & Sons Co.	6,931
52	Tetra Tech, Inc. (a)	1,535
10	UniFirst Corp.	1,136
22	United Stationers, Inc.	902
13	Viad Corp.	304

		20,865

	Construction & Engineering — 1.3%
188	AECOM Technology Corp. (a)	6,047
25	Aegion Corp. (a)	644
24	Comfort Systems USA, Inc.	360
92	EMCOR Group, Inc.	4,308
25	Granite Construction, Inc.	1,006
61	KBR, Inc.	1,626
123	URS Corp.	5,795

		19,786

	Electrical Equipment — 0.9%
63	EnerSys, Inc.	4,381
135	General Cable Corp.	3,455
28	Hubbell, Inc., Class B	3,414
10	II-VI, Inc. (a)	148
5	Powell Industries, Inc.	351
38	Regal-Beloit Corp.	2,752

		14,501

	Industrial Conglomerates — 0.5%
94	Carlisle Cos., Inc.	7,436

	Machinery — 4.3%
45	Actuant Corp., Class A	1,521
122	AGCO Corp.	6,714
18	Albany International Corp., Class A	633
26	Barnes Group, Inc.	1,005
33	Briggs & Stratton Corp.	725
11	CIRCOR International, Inc.	806
73	Crane Co.	5,188
40	Federal Signal Corp. (a)	592
41	IDEX Corp.	3,010
136	ITT Corp.	5,816
18	John Bean Technologies Corp.	556
51	Kennametal, Inc.	2,246
33	Lincoln Electric Holdings, Inc.	2,352
10	Lydall, Inc. (a)	238
81	Mueller Industries, Inc.	2,434

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Machinery — Continued
27	Nordson Corp.	1,877
68	Oshkosh Corp.	4,006
26	SPX Corp.	2,575
8	Standex International Corp.	439
12	Tennant Co.	804
163	Terex Corp.	7,215
52	Timken Co. (The)	3,036
31	Titan International, Inc.	597
54	Trinity Industries, Inc.	3,906
18	Valmont Industries, Inc.	2,664
66	Wabtec Corp.	5,079
7	Watts Water Technologies, Inc., Class A	405

		66,439

	Marine — 0.1%
68	Matson, Inc.	1,687

	Professional Services — 1.8%
8	CDI Corp.	136
20	Corporate Executive Board Co. (The)	1,512
9	Exponent, Inc.	661
24	FTI Consulting, Inc. (a)	789
55	Heidrick & Struggles International, Inc.	1,103
19	Kelly Services, Inc., Class A	447
31	Korn/Ferry International (a)	930
109	Manpowergroup, Inc.	8,623
33	Navigant Consulting, Inc. (a)	610
27	On Assignment, Inc. (a)	1,046
124	Resources Connection, Inc.	1,743
75	Towers Watson & Co., Class A	8,499
26	TrueBlue, Inc. (a)	768

		26,867

	Road & Rail — 1.3%
148	Arkansas Best Corp.	5,483
129	Con-way, Inc.	5,291
37	Heartland Express, Inc.	831
68	J.B. Hunt Transport Services, Inc.	4,902
29	Landstar System, Inc.	1,692
36	Old Dominion Freight Line, Inc. (a)	2,020

		20,219

	Trading Companies & Distributors — 0.6%
27	Applied Industrial Technologies, Inc.	1,322
4	MSC Industrial Direct Co., Inc., Class A	338
49	United Rentals, Inc. (a)	4,693
32	Watsco, Inc.	3,227

		9,580

	Total Industrials	251,034

	Information Technology — 16.0%
	Communications Equipment — 0.8%
132	ARRIS Group, Inc. (a)	3,714
35	Bel Fuse, Inc., Class B	760
30	Ciena Corp. (a)	676
13	Comtech Telecommunications Corp.	407
37	Ixia (a)	461
110	JDS Uniphase Corp. (a)	1,546
13	NETGEAR, Inc. (a)	444
136	PC-Tel, Inc.	1,183
35	Plantronics, Inc.	1,546
91	Polycom, Inc. (a)	1,248
58	Riverbed Technology, Inc. (a)	1,139

		13,124

	Electronic Equipment, Instruments & Components — 4.3%
19	Anixter International, Inc.	1,929
155	Arrow Electronics, Inc. (a)	9,227
193	Avnet, Inc.	8,996
22	Belden, Inc.	1,498
213	Benchmark Electronics, Inc. (a)	4,823
25	Checkpoint Systems, Inc. (a)	336
12	Cognex Corp. (a)	395
15	Coherent, Inc. (a)	1,013
21	CTS Corp.	442
24	Daktronics, Inc.	346
16	Electro Scientific Industries, Inc.	161
12	FARO Technologies, Inc. (a)	621
29	FEI Co.	2,938
18	Gerber Scientific, Inc. (a) (i)	—
133	Ingram Micro, Inc., Class A (a)	3,945
30	Insight Enterprises, Inc. (a)	753
14	Littelfuse, Inc.	1,330
10	Measurement Specialties, Inc. (a)	662
23	Methode Electronics, Inc.	716
82	Newport Corp. (a)	1,693
101	Plexus Corp. (a)	4,043
18	Rofin-Sinar Technologies, Inc. (a)	442
10	Rogers Corp. (a)	643
102	Sanmina Corp. (a)	1,775
19	ScanSource, Inc. (a)	771

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Electronic Equipment, Instruments & Components — Continued
61	SYNNEX Corp. (a)	3,680
92	Tech Data Corp. (a)	5,598
136	Trimble Navigation Ltd. (a)	5,288
92	Vishay Intertechnology, Inc.	1,364

		65,428

	Internet Software & Services — 1.0%
65	AOL, Inc. (a)	2,858
28	Dealertrack Technologies, Inc. (a)	1,363
24	Digital River, Inc. (a)	412
32	Equinix, Inc. (a)	5,896
21	j2 Global, Inc.	1,034
17	Liquidity Services, Inc. (a)	448
14	LogMeIn, Inc. (a)	609
14	OpenTable, Inc. (a)	1,108
21	Perficient, Inc. (a)	373
134	QuinStreet, Inc. (a)	891
12	Rackspace Hosting, Inc. (a)	390
62	XO Group, Inc. (a)	626

		16,008

	IT Services — 2.8%
36	Acxiom Corp. (a)	1,242
77	Broadridge Financial Solutions, Inc.	2,860
16	CACI International, Inc., Class A (a)	1,145
9	Cardtronics, Inc. (a)	353
44	CIBER, Inc. (a)	202
118	Convergys Corp.	2,578
22	CSG Systems International, Inc.	569
65	DST Systems, Inc.	6,207
18	ExlService Holdings, Inc. (a)	546
8	Forrester Research, Inc.	298
63	Gartner, Inc. (a)	4,405
103	Global Payments, Inc.	7,304
37	Heartland Payment Systems, Inc.	1,516
68	iGATE Corp. (a)	2,144
43	Jack Henry & Associates, Inc.	2,413
15	ManTech International Corp., Class A	447
11	MAXIMUS, Inc.	481
124	Sykes Enterprises, Inc. (a)	2,455
19	TeleTech Holdings, Inc. (a)	469
148	VeriFone Systems, Inc. (a)	5,016
16	Virtusa Corp. (a)	519

		43,169

	Semiconductors & Semiconductor Equipment — 2.8%
28	Advanced Energy Industries, Inc. (a)	696
297	Atmel Corp. (a)	2,485
21	ATMI, Inc. (a)	729
43	Brooks Automation, Inc.	469
15	Cabot Microelectronics Corp. (a)	666
41	Cirrus Logic, Inc. (a)	821
79	Cree, Inc. (a)	4,447
11	Diodes, Inc. (a)	296
120	DSP Group, Inc. (a)	1,037
70	Entropic Communications, Inc. (a)	284
79	Fairchild Semiconductor International, Inc. (a)	1,094
90	Integrated Device Technology, Inc. (a)	1,106
49	International Rectifier Corp. (a)	1,343
80	Intersil Corp., Class A	1,039
40	Kopin Corp. (a)	151
350	Kulicke & Soffa Industries, Inc., (Singapore) (a)	4,408
88	Microsemi Corp. (a)	2,210
40	MKS Instruments, Inc.	1,210
11	Nanometrics, Inc. (a)	196
130	Pericom Semiconductor Corp. (a)	1,018
4	Power Integrations, Inc.	292
322	RF Micro Devices, Inc. (a)	2,538
354	Sigma Designs, Inc. (a)	1,683
204	Skyworks Solutions, Inc. (a)	7,653
21	SunEdison, Inc. (a)	386
33	Supertex, Inc. (a)	1,080
131	Teradyne, Inc. (a)	2,596
17	Ultratech, Inc. (a)	496

		42,429

	Software — 3.6%
12	Advent Software, Inc.	354
82	ANSYS, Inc. (a)	6,323
184	Cadence Design Systems, Inc. (a)	2,860
68	Compuware Corp.	719
23	Fair Isaac Corp.	1,259
56	Informatica Corp. (a)	2,123
9	Interactive Intelligence Group, Inc. (a)	653
51	Manhattan Associates, Inc. (a)	1,801
32	Mentor Graphics Corp.	702
5	MicroStrategy, Inc., Class A (a)	606
23	Monotype Imaging Holdings, Inc.	703
8	Progress Software Corp. (a)	181

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Software — Continued
206	PTC, Inc. (a)	7,306
193	Rovi Corp. (a)	4,394
35	SolarWinds, Inc. (a)	1,499
101	Solera Holdings, Inc.	6,416
194	Synopsys, Inc. (a)	7,468
212	Take-Two Interactive Software, Inc. (a)	4,644
250	TIBCO Software, Inc. (a)	5,072

		55,083

	Technology Hardware, Storage & Peripherals — 0.7%
35	3D Systems Corp. (a)	2,056
282	Avid Technology, Inc. (a)	1,718
35	Diebold, Inc.	1,383
31	Electronics For Imaging, Inc. (a)	1,321
14	Intevac, Inc. (a)	140
57	Lexmark International, Inc., Class A	2,640
55	QLogic Corp. (a)	706
22	Super Micro Computer, Inc. (a)	376

		10,340

	Total Information Technology	245,581

	Materials — 6.4%
	Chemicals — 2.9%
20	A Schulman, Inc.	743
48	Albemarle Corp.	3,209
50	Ashland, Inc.	4,932
43	Cabot Corp.	2,566
38	Calgon Carbon Corp. (a)	833
24	Cytec Industries, Inc.	2,332
62	H.B. Fuller Co.	2,983
13	Koppers Holdings, Inc.	554
21	Kraton Performance Polymers, Inc. (a)	536
17	Minerals Technologies, Inc.	1,087
178	Olin Corp.	4,919
18	OM Group, Inc.	604
8	Quaker Chemical Corp.	639
146	RPM International, Inc.	6,125
88	Scotts Miracle-Gro Co. (The), Class A	5,393
34	Sensient Technologies Corp.	1,897
12	Stepan Co.	773
63	Valspar Corp. (The)	4,562
14	Zep, Inc.	239

		44,926

	Construction Materials — 0.2%
34	Eagle Materials, Inc.	2,984
39	Headwaters, Inc. (a)	518

		3,502

	Containers & Packaging — 1.2%
22	Myers Industries, Inc.	431
72	Packaging Corp. of America	5,056
81	Rock-Tenn Co., Class A	8,597
42	Silgan Holdings, Inc.	2,082
40	Sonoco Products Co.	1,661

		17,827

	Metals & Mining — 1.2%
90	AK Steel Holding Corp. (a)	651
37	Commercial Metals Co.	704
17	Kaiser Aluminum Corp.	1,247
14	Materion Corp.	464
5	Olympic Steel, Inc.	157
100	Reliance Steel & Aluminum Co.	7,079
4	Royal Gold, Inc.	262
114	Steel Dynamics, Inc.	2,027
44	SunCoke Energy, Inc. (a)	1,005
139	Worthington Industries, Inc.	5,322

		18,918

	Paper & Forest Products — 0.9%
63	Domtar Corp., (Canada)	7,113
51	KapStone Paper & Packaging Corp. (a)	1,466
59	Louisiana-Pacific Corp. (a)	997
12	Neenah Paper, Inc.	615
28	PH Glatfelter Co.	760
56	Schweitzer-Mauduit International, Inc.	2,365

		13,316

	Total Materials	98,489

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.4%
24	Atlantic Tele-Network, Inc.	1,589
197	Cbeyond, Inc. (a)	1,426
98	tw telecom, inc. (a)	3,069

		6,084

	Wireless Telecommunication Services — 0.1%
10	NTELOS Holdings Corp.	136
77	Telephone & Data Systems, Inc.	2,030

		2,166

	Total Telecommunication Services	8,250

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Utilities — 4.3%
	Electric Utilities — 1.3%
55	El Paso Electric Co.	1,961
196	Great Plains Energy, Inc.	5,299
129	Hawaiian Electric Industries, Inc.	3,269
58	IDACORP, Inc.	3,221
89	OGE Energy Corp.	3,284
90	PNM Resources, Inc.	2,446
2	UNS Energy Corp.	138

		19,618

	Gas Utilities — 1.6%
135	Atmos Energy Corp.	6,351
15	Laclede Group, Inc. (The)	691
21	National Fuel Gas Co.	1,459
51	New Jersey Resources Corp.	2,523
6	Northwest Natural Gas Co.	261
143	Questar Corp.	3,407
40	Southwest Gas Corp.	2,120
164	UGI Corp.	7,481
6	WGL Holdings, Inc.	236

		24,529

	Multi-Utilities — 1.3%
72	Alliant Energy Corp.	4,071
59	Avista Corp.	1,806
60	Black Hills Corp.	3,444
151	MDU Resources Group, Inc.	5,177
25	NorthWestern Corp.	1,192
124	Vectren Corp.	4,880

		20,570

	Water Utilities — 0.1%
25	American States Water Co.	812

	Total Utilities	65,529

	Total Common Stocks (Cost $993,612)	1,469,277

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.2%
2,895	U.S. Treasury Note, 0.250%, 11/30/14 (k) (Cost $2,898)	2,898

SHARES
Short-Term Investment — 3.1%
	Investment Company — 3.1%
47,095	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $47,095)	47,095

	Total Investments — 99.2% (Cost $1,043,605)	1,519,270
	Other Assets in Excess of Liabilities — 0.8%	12,700

	NET ASSETS — 100.0%	$1,531,970

Percentages indicated are based on net assets.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
131	E-mini Russell 2000	06/20/14	$15,334	$(135)
333	S&P Mid Cap 400	06/20/14	45,784	199

				$64

(EMPTY) (EMPTY)

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

(EMPTY)(EMPTY) NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$487,962
Aggregate gross unrealized depreciation	(12,297)

Net unrealized appreciation/depreciation	$475,665

Federal income tax cost of investments	$1,043,605

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments —Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$190,990	$—	$—		$190,990
Consumer Staples	50,086	—	—		50,086
Energy	87,583	—	—		87,583
Financials	337,524	—	—		337,524
Health Care	134,211	—	—		134,211
Industrials	251,034	—	—		251,034
Information Technology	245,581	—	—	(a)	245,581
Materials	98,489	—	—		98,489
Telecommunication Services	8,250	—	—		8,250
Utilities	65,529	—	—		65,529

Total Common Stocks	1,469,277	—	—	(a)	1,469,277

Debt Securities
U.S. Treasury Obligations	$—	$2,898	$—		$2,898
Short-Term Investment
Investment Company	47,095	—	—		47,095

Total Investments in Securities	$1,516,372	$2,898	$—	(a)	$1,519,270

Appreciation in Other Financial Instruments
Futures Contracts	$199	$—	$—		$199

Depreciation in Other Financial Instruments
Futures Contracts	$(135)	$—	$—		$(135)

(a)	Value is zero.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.6%
	Consumer Discretionary — 23.0%
	Auto Components — 1.4%
468	BorgWarner, Inc.	28,737

	Automobiles — 3.3%
605	Harley-Davidson, Inc.	40,326
129	Tesla Motors, Inc. (a)	26,807

		67,133

	Hotels, Restaurants & Leisure — 4.5%
38	Chipotle Mexican Grill, Inc. (a)	21,302
898	Hilton Worldwide Holdings, Inc. (a)	19,978
518	Norwegian Cruise Line Holdings Ltd. (a)	16,716
97	Panera Bread Co., Class A (a)	17,188
77	Wynn Resorts Ltd.	17,061

		92,245

	Household Durables — 2.2%
204	Mohawk Industries, Inc. (a)	27,781
499	Toll Brothers, Inc. (a)	17,910

		45,691

	Internet & Catalog Retail — 1.1%
67	Netflix, Inc. (a)	23,621

	Specialty Retail — 6.3%
178	Advance Auto Parts, Inc.	22,479
357	GameStop Corp., Class A	14,656
117	O’Reilly Automotive, Inc. (a)	17,421
258	Ross Stores, Inc.	18,460
221	Signet Jewelers Ltd., (Bermuda)	23,438
382	Urban Outfitters, Inc. (a)	13,935
294	Williams-Sonoma, Inc.	19,579

		129,968

	Textiles, Apparel & Luxury Goods — 4.2%
375	Lululemon Athletica, Inc., (Canada) (a)	19,716
432	Michael Kors Holdings Ltd., (Hong Kong) (a)	40,311
168	Ralph Lauren Corp.	27,061

		87,088

	Total Consumer Discretionary	474,483

	Energy — 5.4%
	Energy Equipment & Services — 0.7%
552	Frank’s International N.V., (Netherlands)	13,678

	Oil, Gas & Consumable Fuels — 4.7%
251	Antero Resources Corp. (a)	15,688
616	Cabot Oil & Gas Corp.	20,853
186	Concho Resources, Inc. (a)	22,797
573	Laredo Petroleum, Inc. (a)	14,810
426	Plains All American Pipeline LP	23,476

		97,624

	Total Energy	111,302

	Financials — 11.2%
	Banks — 2.1%
584	East West Bancorp, Inc.	21,305
183	Signature Bank (a)	23,033

		44,338

	Capital Markets — 4.8%
193	Affiliated Managers Group, Inc. (a)	38,630
494	Blackstone Group LP (The)	16,435
477	Lazard Ltd., (Bermuda), Class A	22,453
623	TD Ameritrade Holding Corp.	21,144

		98,662

	Diversified Financial Services — 1.6%
422	Moody’s Corp.	33,473

	Insurance — 1.2%
290	Aon plc, (United Kingdom)	24,416

	Real Estate Management & Development — 1.5%
1,102	CBRE Group, Inc., Class A (a)	30,230

	Total Financials	231,119

	Health Care — 14.2%
	Biotechnology — 2.2%
176	Alexion Pharmaceuticals, Inc. (a)	26,745
252	Vertex Pharmaceuticals, Inc. (a)	17,800

		44,545

	Health Care Equipment & Supplies — 1.0%
283	Sirona Dental Systems, Inc. (a)	21,117

	Health Care Providers & Services — 3.9%
626	Brookdale Senior Living, Inc. (a)	20,981
636	Envision Healthcare Holdings, Inc. (a)	21,529
210	Humana, Inc.	23,718
463	Premier, Inc., Class A (a)	15,249

		81,477

	Life Sciences Tools & Services — 3.9%
457	Agilent Technologies, Inc.	25,530
638	Bruker Corp. (a)	14,528
268	Illumina, Inc. (a)	39,856

		79,914

	Pharmaceuticals — 3.2%
163	Actavis plc, (Ireland) (a)	33,471
78	Jazz Pharmaceuticals plc, (Ireland) (a)	10,776

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Pharmaceuticals — Continued
169	Valeant Pharmaceuticals International, Inc. (a)	22,332

		66,579

	Total Health Care	293,632

	Industrials — 21.2%
	Airlines — 1.6%
961	Delta Air Lines, Inc.	33,281

	Building Products — 1.4%
705	Fortune Brands Home & Security, Inc.	29,658

	Commercial Services & Supplies — 1.1%
200	Stericycle, Inc. (a)	22,755

	Construction & Engineering — 0.9%
239	Fluor Corp.	18,570

	Electrical Equipment — 3.1%
300	Acuity Brands, Inc.	39,824
396	Generac Holdings, Inc.	23,376

		63,200

	Industrial Conglomerates — 1.1%
283	Carlisle Cos., Inc.	22,453

	Machinery — 4.6%
404	Flowserve Corp.	31,665
39	Middleby Corp. (The) (a)	10,383
400	Pall Corp.	35,797
169	WABCO Holdings, Inc. (a)	17,850

		95,695

	Marine — 1.2%
241	Kirby Corp. (a)	24,442

	Road & Rail — 2.8%
158	Canadian Pacific Railway Ltd., (Canada)	23,828
863	Hertz Global Holdings, Inc. (a)	22,990
144	J.B. Hunt Transport Services, Inc.	10,371

		57,189

	Trading Companies & Distributors — 3.4%
390	Air Lease Corp.	14,524
729	HD Supply Holdings, Inc. (a)	19,074
219	MSC Industrial Direct Co., Inc., Class A	18,905
167	Watsco, Inc.	16,685

		69,188

	Total Industrials	436,431

	Information Technology — 21.5%
	Communications Equipment — 1.9%
498	Aruba Networks, Inc. (a)	9,334
633	Ciena Corp. (a)	14,385
230	Palo Alto Networks, Inc. (a)	15,771

		39,490

	Electronic Equipment, Instruments & Components — 1.5%
341	Amphenol Corp., Class A	31,216

	Internet Software & Services — 0.7%
73	LinkedIn Corp., Class A (a)	13,575

	IT Services — 3.4%
148	Alliance Data Systems Corp. (a)	40,350
473	CoreLogic, Inc. (a)	14,215
473	VeriFone Systems, Inc. (a)	15,997

		70,562

	Semiconductors & Semiconductor Equipment — 5.7%
1,645	Applied Materials, Inc.	33,591
519	Avago Technologies Ltd., (Singapore)	33,409
328	KLA-Tencor Corp.	22,650
513	Xilinx, Inc.	27,841

		117,491

	Software — 7.9%
412	Autodesk, Inc. (a)	20,247
256	CommVault Systems, Inc. (a)	16,634
1,071	Electronic Arts, Inc. (a)	31,072
241	Guidewire Software, Inc. (a)	11,831
399	Red Hat, Inc. (a)	21,141
289	ServiceNow, Inc. (a)	17,287
188	Splunk, Inc. (a)	13,426
141	Tableau Software, Inc., Class A (a)	10,750
219	Workday, Inc., Class A (a)	19,996

		162,384

	Technology Hardware, Storage & Peripherals — 0.4%
148	3D Systems Corp. (a)	8,760

	Total Information Technology	443,478

	Materials — 1.1%
	Chemicals — 1.1%
119	Sherwin-Williams Co. (The)	23,518

	Total Common Stocks (Cost $1,407,263)	2,013,963

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.8%
	Investment Company — 2.8%
57,683	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $57,683)	57,683

	Total Investments — 100.4% (Cost $1,464,946)	2,071,646
	Liabilities in Excess of Other Assets — (0.4)%	(9,095)

	NET ASSETS — 100.0%	$2,062,551

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$624,626
Aggregate gross unrealized depreciation	(17,926)

Net unrealized appreciation/depreciation	$606,700

Federal income tax cost of investments	$1,464,946

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,071,646	$—	$—	$2,071,646

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 100.2% (j)
	Common Stocks — 87.8%
	Consumer Discretionary — 14.0%
	Diversified Consumer Services — 2.1%
69	Apollo Education Group, Inc. (a)	2,358
5	Graham Holdings Co., Class B	3,800
91	H&R Block, Inc.	2,750

		8,908

	Hotels, Restaurants & Leisure — 2.0%
21	Bally Technologies, Inc. (a)	1,359
131	International Game Technology	1,841
14	Las Vegas Sands Corp.	1,141
24	Marriott Vacations Worldwide Corp. (a)	1,340
64	MGM Resorts International (a)	1,661
103	Wendy’s Co. (The)	937

		8,279

	Household Durables — 1.9%
21	Garmin Ltd., (Switzerland)	1,139
48	Jarden Corp. (a)	2,897
138	PulteGroup, Inc.	2,650
9	Whirlpool Corp.	1,388

		8,074

	Internet & Catalog Retail — 0.9%
16	Expedia, Inc.	1,153
28	HomeAway, Inc. (a)	1,041
1	priceline.com, Inc. (a)	1,430

		3,624

	Media — 2.3%
31	Gannett Co., Inc.	845
84	Live Nation Entertainment, Inc. (a)	1,830
21	Omnicom Group, Inc.	1,525
7	Regal Entertainment Group, Class A	124
46	Starz, Series A (a)	1,469
43	Viacom, Inc., Class B	3,612

		9,405

	Multiline Retail — 1.0%
8	Dillard’s, Inc., Class A	703
59	Macy’s, Inc.	3,512

		4,215

	Specialty Retail — 3.3%
97	Best Buy Co., Inc.	2,574
101	GameStop Corp., Class A	4,146
75	Guess?, Inc.	2,065
46	Lowe’s Cos., Inc.	2,271
248	Staples, Inc.	2,816

		13,872

	Textiles, Apparel & Luxury Goods — 0.5%
27	Hanesbrands, Inc.	2,046

	Total Consumer Discretionary	58,423

	Consumer Staples — 8.9%
	Beverages — 1.0%
68	Molson Coors Brewing Co., Class B	4,027

	Food & Staples Retailing — 1.8%
84	Kroger Co. (The)	3,676
228	Rite Aid Corp. (a)	1,427
65	Safeway, Inc.	2,402

		7,505

	Food Products — 3.8%
96	Archer-Daniels-Midland Co.	4,145
48	Bunge Ltd.	3,795
198	Pilgrim’s Pride Corp. (a)	4,149
19	Sanderson Farms, Inc.	1,506
49	Tyson Foods, Inc., Class A	2,175

		15,770

	Household Products — 0.9%
37	Energizer Holdings, Inc.	3,775

	Personal Products — 1.0%
34	Herbalife Ltd.	1,940
24	Nu Skin Enterprises, Inc., Class A	2,028

		3,968

	Tobacco — 0.4%
29	Altria Group, Inc.	1,103
11	Lorillard, Inc.	587

		1,690

	Total Consumer Staples	36,735

	Energy — 4.7%
	Energy Equipment & Services — 1.1%
18	Baker Hughes, Inc.	1,190
110	Patterson-UTI Energy, Inc.	3,493

		4,683

	Oil, Gas & Consumable Fuels — 3.6%
20	ConocoPhillips	1,398
142	Kosmos Energy Ltd., (Bermuda) (a)	1,566
8	Marathon Petroleum Corp.	685
30	Newfield Exploration Co. (a)	939
29	Phillips 66	2,208
51	Tesoro Corp.	2,558

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
		Common Stocks — Continued
		Oil, Gas & Consumable Fuels — Continued
44		Valero Energy Corp.	2,362
15		Whiting Petroleum Corp. (a)	1,063
46		World Fuel Services Corp.	2,026

			14,805

		Total Energy	19,488

		Financials — 5.2%
		Banks — 0.9%
—	(h)	Citigroup, Inc.	3
37		East West Bancorp, Inc.	1,336
80		KeyCorp	1,146
109		Regions Financial Corp.	1,208

			3,693

		Capital Markets —1.0%
6		Ameriprise Financial, Inc.	620
47		Waddell & Reed Financial, Inc., Class A	3,473

			4,093

		Consumer Finance — 0.4%
26		Discover Financial Services	1,488

		Diversified Financial Services — 0.1%
8		Moody’s Corp.	603

		Insurance — 1.2%
27		Allstate Corp. (The)	1,532
14		Aspen Insurance Holdings Ltd., (Bermuda)	557
9		Everest Re Group Ltd., (Bermuda)	1,302
13		HCC Insurance Holdings, Inc.	585
17		Prudential Financial, Inc.	1,403

			5,379

		Real Estate Investment Trusts (REITs) — 1.4%
38		Brandywine Realty Trust	553
12		Highwoods Properties, Inc.	463
156		RLJ Lodging Trust	4,163
6		SL Green Realty Corp.	560

			5,739

		Thrifts & Mortgage Finance — 0.2%
22		Ocwen Financial Corp. (a)	852

		Total Financials	21,847

		Health Care — 10.3%
		Biotechnology — 2.2%
18		Amgen, Inc.	2,279
12		Gilead Sciences, Inc. (a)	859
65		P DL BioPharma, Inc.	543
39		United Therapeutics Corp. (a)	3,624
25		Vertex Pharmaceuticals, Inc. (a)	1,795

			9,100

		Health Care Equipment & Supplies — 3.0%
20		Align Technology, Inc. (a)	1,015
12		Becton, Dickinson & Co.	1,357
31		Boston Scientific Corp. (a)	416
64		CareFusion Corp. (a)	2,561
62		Medtronic, Inc.	3,815
46		Stryker Corp.	3,721

			12,885

		Health Care Providers & Services — 3.8%
18		Cardinal Health, Inc.	1,226
28		Cigna Corp.	2,356
24		McKesson Corp.	4,252
66		Omnicare, Inc.	3,932
38		WellPoint, Inc.	3,830

			15,596

		Pharmaceuticals — 1.3%
14		Endo International plc, (Ireland) (a)	953
132		Pfizer, Inc.	4,225
3		Salix Pharmaceuticals Ltd. (a)	342

			5,520

		Total Health Care	43,101

		Industrials — 14.6%
		Aerospace & Defense — 2.5%
20		Boeing Co. (The)	2,545
15		Esterline Technologies Corp. (a)	1,576
32		Northrop Grumman Corp.	3,974
24		Raytheon Co.	2,346

			10,441

		Air Freight & Logistics — 0.1%
2		United Parcel Service, Inc., Class B	237

		Airlines — 1.1%
9		Alaska Air Group, Inc.	808
71		Delta Air Lines, Inc.	2,475
58		Southwest Airlines Co.	1,369

			4,652

		Building Products — 0.1%
10		Allegion plc, (Ireland)	523

		Commercial Services & Supplies — 1.9%
159		Pitney Bowes, Inc.	4,121
211		R.R. Donnelley & Sons Co.	3,785

			7,906

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
		Common Stocks — Continued
		Construction & Engineering — 1.5%
123		AECOM Technology Corp. (a)	3,944
1		EMCOR Group, Inc.	26
16		Fluor Corp.	1,278
25		URS Corp.	1,163

			6,411

		Machinery — 5.0%
35		Briggs & Stratton Corp.	777
24		Colfax Corp. (a)	1,699
51		IDEX Corp.	3,739
58		ITT Corp.	2,468
68		Oshkosh Corp.	3,998
33		Parker Hannifin Corp.	3,891
36		SPX Corp.	3,502
—	(h)	Standex International Corp.	21

			20,095

		Professional Services — 2.4%
35		Dun & Bradstreet Corp. (The)	3,433
47		Manpowergroup, Inc.	3,742
25		Towers Watson & Co., Class A	2,860

			10,035

		Total Industrials	60,300

		Information Technology — 21.0%
		Communications Equipment — 2.3%
386		Brocade Communications Systems, Inc. (a)	4,101
52		Harris Corp.	3,833
112		Polycom, Inc. (a)	1,542

			9,476

		Internet Software & Services — 0.7%
45		VeriSign, Inc. (a)	2,434
9		Yahoo!, Inc. (a)	338

			2,772

		IT Services — 3.7%
83		Amdocs Ltd.	3,874
60		Computer Sciences Corp.	3,673
38		DST Systems, Inc.	3,597
15		Global Payments, Inc.	1,036
24		Syntel, Inc. (a)	2,126
109		Xerox Corp.	1,229

			15,535

		Semiconductors & Semiconductor Equipment — 2.2%
37		Broadcom Corp., Class A	1,149
23		KLA-Tencor Corp.	1,594
71		Lam Research Corp. (a)	3,891
54		Marvell Technology Group Ltd., (Bermuda)	856
84		NVIDIA Corp.	1,512

			9,002

		Software — 7.4%
198		Activision Blizzard, Inc.	4,049
81		CA, Inc.	2,519
62		Electronic Arts, Inc. (a)	1,808
23		Intuit, Inc.	1,821
15		King Digital Entertainment plc, (Ireland) (a)	280
106		Microsoft Corp.	4,359
50		Oracle Corp.	2,034
16		PTC, Inc. (a)	575
140		Rovi Corp. (a)	3,187
90		SS&C Technologies Holdings, Inc. (a)	3,597
83		Symantec Corp.	1,648
91		Synopsys, Inc. (a)	3,482
57		Take-Two Interactive Software, Inc. (a)	1,260

			30,619

		Technology Hardware, Storage & Peripherals — 4.7%
4		Apple, Inc.	2,335
124		Hewlett-Packard Co.	4,017
91		Lexmark International, Inc., Class A	4,228
96		NetApp, Inc.	3,541
28		Seagate Technology plc, (Ireland)	1,556
43		Western Digital Corp.	3,993

			19,670

		Total Information Technology	87,074

		Materials — 5.0%
		Chemicals — 0.6%
49		Huntsman Corp.	1,207
21		Scotts Miracle-Gro Co. (The), Class A	1,302

			2,509

		Containers & Packaging — 2.4%
21		Ball Corp.	1,133
33		Owens-Illinois, Inc. (a)	1,126
25		Packaging Corp. of America	1,786
121		Sealed Air Corp.	3,977
38		Silgan Holdings, Inc.	1,873

			9,895

		Metals & Mining — 0.8%
16		Reliance Steel & Aluminum Co.	1,141

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Common Stocks — Continued
	Metals & Mining — Continued
37	Steel Dynamics, Inc.	651
43	Worthington Industries, Inc.	1,627

		3,419

	Paper & Forest Products — 1.2%
35	Domtar Corp., (Canada)	3,953
26	Schweitzer-Mauduit International, Inc.	1,097

		5,050

	Total Materials	20,873

	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.2%
106	AT&T, Inc.	3,716
227	Frontier Communications Corp.	1,293
3	Verizon Communications, Inc.	122

		5,131

	Wireless Telecommunication Services — 0.2%
27	T-Mobile US, Inc. (a)	901

	Total Telecommunication Services	6,032

	Utilities — 2.7%
	Gas Utilities — 1.3%
24	AGL Resources, Inc.	1,157
93	UGI Corp.	4,245

		5,402

	Independent Power and Renewable Electricity Producers — 1.3%
273	AES Corp.	3,903
73	Calpine Corp. (a)	1,521

		5,424

	Multi-Utilities — 0.1%
5	Ameren Corp.	217

	Total Utilities	11,043

	Total Common Stocks (Cost $296,779)	364,916

Short-Term Investment — 12.4%
	Investment Company— 12.4%
51,460	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (Cost $51,460)	51,460

	Total Investments — 100.2% (Cost $348,239)	416,376
	Liabilities in Excess of Other Assets — (0.2)%	(917)

	NET ASSETS — 100.0%	$415,459

Short Positions — 85.2%
	Common Stocks — 85.2%
	Consumer Discretionary — 14.1%
	Automobiles — 0.3%
20	Harley-Davidson, Inc.	1,310

	Hotels, Restaurants & Leisure — 4.4%
104	Carnival Corp.	3,958
35	Choice Hotels International, Inc.	1,590
74	Darden Restaurants, Inc.	3,765
36	Marriott International, Inc., Class A	1,997
5	McDonald’s Corp.	526
114	Norwegian Cruise Line Holdings Ltd. (a)	3,680
3	Panera Bread Co., Class A (a)	547
32	Yum! Brands, Inc.	2,390

		18,453

	Household Durables — 0.6%
66	D.R. Horton, Inc.	1,425
22	Tempur Sealy International, Inc. (a)	1,139

		2,564

	Media — 2.8%
32	Charter Communications, Inc., Class A (a)	3,897
19	Discovery Communications, Inc., Class A (a)	1,567
13	Lamar Advertising Co., Class A (a)	681
49	Madison Square Garden Co. (The), Class A (a)	2,775
505	Sirius XM Holdings, Inc. (a)	1,617
23	Thomson Reuters Corp.	784

		11,321

	Multiline Retail — 0.8%
58	Family Dollar Stores, Inc.	3,368

	Specialty Retail — 3.8%
168	American Eagle Outfitters, Inc.	2,062
43	Cabela’s, Inc. (a)	2,794
53	Sally Beauty Holdings, Inc. (a)	1,442
36	Signet Jewelers Ltd., (Bermuda)	3,799
45	Tractor Supply Co.	3,204
25	Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,448

		15,749

	Textiles, Apparel & Luxury Goods — 1.4%
91	Kate Spade & Co. (a)	3,361
12	Lululemon Athletica, Inc., (Canada) (a)	610
15	Under Armour, Inc., Class A (a)	1,748

		5,719

	Total Consumer Discretionary	58,484

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Common Stocks — Continued
	Consumer Staples — 7.4%
	Beverages — 2.4%
50	Beam, Inc.	4,133
47	Brown-Forman Corp., Class B	4,221
19	Monster Beverage Corp. (a)	1,305

		9,659

	Food & Staples Retailing — 1.2%
54	United Natural Foods, Inc. (a)	3,838
25	Whole Foods Market, Inc.	1,274

		5,112

	Food Products — 2.0%
138	Flowers Foods, Inc.	2,963
41	Hain Celestial Group, Inc. (The) (a)	3,714
25	McCormick & Co., Inc. (Non-Voting)	1,825

		8,502

	Household Products — 0.8%
28	Clorox Co. (The)	2,444
11	Procter & Gamble Co. (The)	876

		3,320

	Personal Products — 1.0%
39	Coty, Inc., Class A	582
49	Estee Lauder Cos., Inc. (The), Class A	3,303

		3,885

	Total Consumer Staples	30,478

	Energy — 6.1%
	Energy Equipment & Services — 1.2%
24	Dresser-Rand Group, Inc. (a)	1,412
475	McDermott International, Inc. (a)	3,715

		5,127

	Oil, Gas & Consumable Fuels — 4.9%
35	Concho Resources, Inc. (a)	4,345
98	CONSOL Energy, Inc.	3,930
22	Energen Corp.	1,764
85	Golar LNG Ltd., (Bermuda)	3,542
23	Gulfport Energy Corp. (a)	1,662
43	Kodiak Oil & Gas Corp. (a)	521
80	Laredo Petroleum, Inc. (a)	2,074
15	ONEOK, Inc.	877
12	Spectra Energy Corp.	432
22	Williams Cos., Inc. (The)	895

		20,042

	Total Energy	25,169

	Financials — 5.9%
	Banks — 1.2%
8	M&T Bank Corp.	1,022
364	Valley National Bancorp	3,792

		4,814

	Capital Markets — 1.1%
173	Ares Capital Corp.	3,055
22	T. Rowe Price Group, Inc.	1,827

		4,882

	Diversified Financial Services — 0.3%
18	CME Group, Inc.	1,348

	Insurance — 1.7%
29	Cincinnati Financial Corp.	1,395
3	Markel Corp. (a)	2,026
16	Marsh & McLennan Cos., Inc.	793
119	MBIA, Inc. (a)	1,667
34	Mercury General Corp.	1,513

		7,394

	Real Estate Investment Trusts (REITs) — 1.2%
134	American Capital Agency Corp.	2,869
67	Annaly Capital Management, Inc.	736
18	Crown Castle International Corp.	1,364

		4,969

	Thrifts & Mortgage Finance — 0.4%
105	People’s United Financial, Inc.	1,567

	Total Financials	24,974

	Health Care — 10.0%
	Biotechnology — 1.4%
7	Biogen Idec, Inc. (a)	2,088
70	Cepheid, Inc. (a)	3,599

		5,687

	Health Care Equipment & Supplies — 1.5%
29	Cooper Cos., Inc. (The)	4,000
22	DENTSPLY International, Inc.	997
2	Intuitive Surgical, Inc. (a)	972
12	Sirona Dental Systems, Inc. (a)	922

		6,891

	Health Care Providers & Services — 3.8%
49	Brookdale Senior Living, Inc. (a)	1,628
80	Catamaran Corp. (a)	3,574
22	Quest Diagnostics, Inc.	1,292
84	Team Health Holdings, Inc. (a)	3,742
93	Tenet Healthcare Corp. (a)	3,982

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Common Stocks — Continued
	Health Care Providers & Services — Continued
15	Universal Health Services, Inc., Class B	1,208

		15,426

	Health Care Technology — 1.1%
104	Allscripts Healthcare Solutions, Inc. (a)	1,871
17	athenahealth, Inc. (a)	2,676

		4,547

	Life Sciences Tools & Services — 0.2%
20	PerkinElmer, Inc.	899

	Pharmaceuticals — 2.0%
46	Bristol-Myers Squibb Co.	2,367
25	Eli Lilly & Co.	1,448
16	Perrigo Co. plc, (Ireland)	2,516
78	Zoetis, Inc.	2,243

		8,574

	Total Health Care	42,024

	Industrials — 15.7%
	Aerospace & Defense — 2.9%
15	B/E Aerospace, Inc. (a)	1,339
57	DigitalGlobe, Inc. (a)	1,646
62	Hexcel Corp. (a)	2,707
10	Precision Castparts Corp.	2,562
61	Triumph Group, Inc.	3,944

		12,198

	Building Products — 0.8%
26	Armstrong World Industries, Inc. (a)	1,384
48	Owens Corning	2,057

		3,441

	Commercial Services & Supplies — 3.7%
41	Clean Harbors, Inc. (a)	2,253
104	Copart, Inc. (a)	3,784
66	Iron Mountain, Inc.	1,810
46	Republic Services, Inc.	1,569
7	Rollins, Inc.	219
15	Stericycle, Inc. (a)	1,696
50	Waste Connections, Inc.	2,177
46	Waste Management, Inc.	1,943

		15,451

	Construction & Engineering — 0.9%
103	Quanta Services, Inc. (a)	3,807

	Electrical Equipment — 0.4%
37	Babcock & Wilcox Co. (The)	1,234
6	SolarCity Corp. (a)	352

		1,586

	Machinery — 2.2%
9	Chart Industries, Inc. (a)	723
151	Harsco Corp.	3,535
27	Joy Global, Inc.	1,572
26	PACCAR, Inc.	1,779
27	Woodward, Inc.	1,106

		8,715

	Professional Services — 1.3%
27	Advisory Board Co. (The) (a)	1,707
59	Verisk Analytics, Inc., Class A (a)	3,563

		5,270

	Road & Rail — 1.0%
26	Genesee & Wyoming, Inc., Class A (a)	2,550
18	Ryder System, Inc.	1,440

		3,990

	Trading Companies & Distributors — 2.5%
77	Fastenal Co.	3,779
26	GATX Corp.	1,750
45	MSC Industrial Direct Co., Inc., Class A	3,912
30	Textainer Group Holdings Ltd., (Bermuda)	1,156

		10,597

	Total Industrials	65,055

	Information Technology — 19.1%
	Communications Equipment — 1.4%
12	F5 Networks, Inc. (a)	1,327
68	JDS Uniphase Corp. (a)	953
52	ViaSat, Inc. (a)	3,607

		5,887

	Electronic Equipment, Instruments & Components — 3.0%
30	Arrow Electronics, Inc. (a)	1,751
46	IPG Photonics Corp. (a)	3,264
126	National Instruments Corp.	3,615
99	Trimble Navigation Ltd. (a)	3,844

		12,474

	Internet Software & Services — 2.5%
17	eBay, Inc. (a)	939
14	Equinix, Inc. (a)	2,509
112	Rackspace Hosting, Inc. (a)	3,673
34	Zillow, Inc., Class A (a)	3,031

		10,152

	IT Services — 2.8%
44	Accenture plc, (Ireland), Class A	3,526
22	Automatic Data Processing, Inc.	1,726
41	MAXIMUS, Inc.	1,844

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Common Stocks — Continued
	IT Services — Continued
88	Paychex, Inc.	3,769
22	Teradata Corp. (a)	1,065

		11,930

	Semiconductors & Semiconductor Equipment — 2.6%
69	Avago Technologies Ltd., (Singapore)	4,434
65	Silicon Laboratories, Inc. (a)	3,399
146	SunEdison, Inc. (a)	2,754

		10,587

	Software — 5.5%
4	Citrix Systems, Inc. (a)	219
55	CommVault Systems, Inc. (a)	3,572
65	Fortinet, Inc. (a)	1,433
21	Guidewire Software, Inc. (a)	1,026
26	NetSuite, Inc. (a)	2,505
37	Red Hat, Inc. (a)	1,972
71	Salesforce.com, Inc. (a)	4,073
81	SolarWinds, Inc. (a)	3,435
9	Tyler Technologies, Inc. (a)	753
26	Ultimate Software Group, Inc. (The) (a)	3,541

		22,529

	Technology Hardware, Storage & Peripherals — 1.3%
106	NCR Corp. (a)	3,880
14	Stratasys Ltd. (a)	1,519

		5,399

	Total Information Technology	78,958

	Materials — 4.4%
	Chemicals — 2.4%
16	Air Products & Chemicals, Inc.	1,930
3	Airgas, Inc.	298
51	FMC Corp.	3,942
30	Praxair, Inc.	3,957

		10,127

	Construction Materials — 0.6%
30	Eagle Materials, Inc.	2,671

	Containers & Packaging — 0.4%
42	MeadWestvaco Corp.	1,581

	Metals & Mining — 1.0%
5	Allegheny Technologies, Inc.	178
56	Allied Nevada Gold Corp. (a)	242
27	Carpenter Technology Corp.	1,791
37	Newmont Mining Corp.	874
3	Nucor Corp.	171
29	Southern Copper Corp.	834

		4,090

	Total Materials	18,469

	Telecommunication Services — 0.3%
	Wireless Telecommunication Services — 0.3%
152	Sprint Corp. (a)	1,393

	Utilities — 2.2%
	Electric Utilities — 0.6%
39	Southern Co. (The)	1,709
27	Xcel Energy, Inc.	829

		2,538

	Gas Utilities — 0.3%
11	ONE Gas, Inc. (a)	408
24	Piedmont Natural Gas Co., Inc.	846

		1,254

	Multi-Utilities — 1.3%
42	Dominion Resources, Inc.	2,964
62	NiSource, Inc.	2,215

		5,179

	Total Utilities	8,971

	Total Securities Sold Short (Proceeds $322,369)	$353,975

Percentages indicated are based on net assets.

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(36)	E-mini S&P 500	06/20/14	$(3,356)	$(14)
(49)	S&P Mid Cap 400	06/20/14	(6,737)	(32)

				$(46)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of March 31, 2014.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,470
Aggregate gross unrealized depreciation	(3,333)

Net unrealized appreciation/depreciation	$68,137

Federal income tax cost of investments	$348,239

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$416,376	$—	$—	$416,376
Total Liabilities (a)	(353,975)	—	—	(353,975)
Depreciation in Other Financial Instruments
Futures Contracts	$(46)	$—	$—	$(46)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.2%
	Consumer Discretionary — 15.5%
	Distributors — 1.1%
212	Pool Corp.	12,999

	Diversified Consumer Services — 0.5%
418	2U, Inc. (a)	5,707

	Hotels, Restaurants & Leisure — 1.6%
263	Noodles & Co. (a)	10,365
666	Scientific Games Corp., Class A (a)	9,151

		19,516

	Household Durables — 1.0%
251	La-Z-Boy, Inc.	6,791
310	TRI Pointe Homes, Inc. (a)	5,032

		11,823

	Internet & Catalog Retail — 1.5%
83	Blue Nile, Inc. (a)	2,890
276	HomeAway, Inc. (a)	10,397
159	RetailMeNot, Inc. (a)	5,076

		18,363

	Leisure Products — 1.0%
260	Brunswick Corp.	11,756

	Media — 0.7%
917	ReachLocal, Inc. (a)	9,028

	Specialty Retail — 4.3%
142	Asbury Automotive Group, Inc. (a)	7,844
142	Container Store Group, Inc. (The) (a)	4,835
243	Five Below, Inc. (a)	10,344
418	Francesca’s Holdings Corp. (a)	7,591
137	Lumber Liquidators Holdings, Inc. (a)	12,874
189	Penske Automotive Group, Inc.	8,085

		51,573

	Textiles, Apparel & Luxury Goods — 3.8%
118	Movado Group, Inc.	5,388
325	Skechers U.S.A., Inc., Class A (a)	11,874
456	Vera Bradley, Inc. (a)	12,301
265	Vince Holding Corp. (a)	6,996
312	Wolverine World Wide, Inc.	8,906

		45,465

	Total Consumer Discretionary	186,230

	Consumer Staples — 0.6%
	Food & Staples Retailing — 0.1%
107	Fairway Group Holdings Corp. (a)	816

	Food Products — 0.5%
156	Annie’s, Inc. (a)	6,277

	Total Consumer Staples	7,093

	Energy — 4.4%
	Energy Equipment & Services — 2.0%
134	Dril-Quip, Inc. (a)	14,967
284	Forum Energy Technologies, Inc. (a)	8,803

		23,770

	Oil, Gas & Consumable Fuels — 2.4%
268	Delek U.S. Holdings, Inc.	7,788
461	Laredo Petroleum Holdings, Inc. (a)	11,927
222	Oasis Petroleum, Inc. (a)	9,282

		28,997

	Total Energy	52,767

	Financials — 8.3%
	Banks — 0.9%
86	Signature Bank (a)	10,822

	Capital Markets — 3.0%
242	Cohen & Steers, Inc.	9,639
252	Financial Engines, Inc.	12,821
254	FXCM, Inc., Class A	3,747
870	PennantPark Investment Corp.	9,609

		35,816

	Insurance — 0.7%
232	AmTrust Financial Services, Inc.	8,732

	Real Estate Investment Trusts (REITs) — 2.0%
323	CubeSmart	5,542
80	Douglas Emmett, Inc. (m)	2,168
86	EastGroup Properties, Inc.	5,432
546	Glimcher Realty Trust	5,477
132	Highwoods Properties, Inc.	5,078

		23,697

	Real Estate Management & Development — 0.7%
299	RE/MAX Holdings, Inc., Class A (a)	8,630

	Thrifts & Mortgage Finance — 1.0%
141	BofI Holding, Inc. (a)	12,059

	Total Financials	99,756

	Health Care — 22.6%
	Biotechnology — 8.2%
281	ACADIA Pharmaceuticals, Inc. (a)	6,831
150	Acceleron Pharma, Inc. (a)	5,183
141	Aegerion Pharmaceuticals, Inc. (a)	6,493
227	Arrowhead Research Corp. (a)	3,725

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Biotechnology — Continued
328	Chimerix, Inc. (a)	7,486
363	Exact Sciences Corp. (a)	5,148
384	Exelixis, Inc. (a)	1,358
561	Halozyme Therapeutics, Inc. (a)	7,122
313	Ignyta, Inc. (a)	2,597
237	Insmed, Inc. (a)	4,521
14	Intercept Pharmaceuticals, Inc. (a)	4,655
144	InterMune, Inc. (a)	4,822
157	Intrexon Corp. (a)	4,132
116	Isis Pharmaceuticals, Inc. (a)	5,021
396	Keryx Biopharmaceuticals, Inc. (a)	6,743
231	Portola Pharmaceuticals, Inc. (a)	5,984
79	Puma Biotechnology, Inc. (a)	8,269
859	Threshold Pharmaceuticals, Inc. (a)	4,089
130	Versartis, Inc. (a)	3,895

		98,074

	Health Care Equipment & Supplies — 6.5%
716	GenMark Diagnostics, Inc. (a)	7,112
1,130	Imris, Inc., (Canada) (a)	1,774
413	Insulet Corp. (a)	19,605
884	Novadaq Technologies, Inc., (Canada) (a)	19,691
814	Syneron Medical Ltd., (Israel) (a)	10,135
297	Tandem Diabetes Care, Inc. (a)	6,570
3,319	Unilife Corp. (a)	13,508

		78,395

	Health Care Providers & Services — 3.7%
344	Acadia Healthcare Co., Inc. (a)	15,537
367	Emeritus Corp. (a)	11,525
219	Surgical Care Affiliates, Inc. (a)	6,745
172	WellCare Health Plans, Inc. (a)	10,949

		44,756

	Health Care Technology — 0.8%
333	Veeva Systems, Inc., Class A (a)	8,902

	Life Sciences Tools & Services — 2.4%
406	Bruker Corp. (a)	9,260
440	Fluidigm Corp. (a)	19,374

		28,634

	Pharmaceuticals — 1.0%
558	Nektar Therapeutics (a)	6,762
242	Sagent Pharmaceuticals, Inc. (a)	5,665

		12,427

	Total Health Care	271,188

	Industrials — 23.0%
	Aerospace & Defense — 2.4%
251	HEICO Corp.	15,072
326	Hexcel Corp. (a)	14,174

		29,246

	Air Freight & Logistics — 0.7%
295	XPO Logistics, Inc. (a)	8,679

	Airlines — 1.5%
308	Spirit Airlines, Inc. (a)	18,280

	Building Products — 2.5%
335	Fortune Brands Home & Security, Inc.	14,110
213	Trex Co., Inc. (a)	15,594

		29,704

	Electrical Equipment — 3.1%
171	Acuity Brands, Inc.	22,733
258	Generac Holdings, Inc.	15,203

		37,936

	Industrial Conglomerates — 1.1%
163	Carlisle Cos., Inc.	12,948

	Machinery — 3.3%
197	Graco, Inc.	14,689
93	Middleby Corp. (The) (a)	24,563

		39,252

	Marine — 1.1%
125	Kirby Corp. (a)	12,699

	Professional Services — 0.5%
224	TrueBlue, Inc. (a)	6,552

	Road & Rail — 2.3%
386	Marten Transport Ltd.	8,317
340	Old Dominion Freight Line, Inc. (a)	19,306

		27,623

	Trading Companies & Distributors — 4.5%
115	DXP Enterprises, Inc. (a)	10,939
125	MSC Industrial Direct Co., Inc., Class A	10,820
472	Rush Enterprises, Inc., Class A (a)	15,327
167	Watsco, Inc.	16,688

		53,774

	Total Industrials	276,693

	Information Technology — 22.9%
	Communications Equipment — 3.2%
458	Aruba Networks, Inc. (a)	8,591
324	Ciena Corp. (a)	7,367
666	Infinera Corp. (a)	6,047

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Communications Equipment — Continued
139	Palo Alto Networks, Inc. (a)	9,551
581	Ruckus Wireless, Inc. (a)	7,067

		38,623

	Electronic Equipment, Instruments & Components — 0.7%
86	FEI Co.	8,850

	Internet Software & Services — 8.5%
257	ChannelAdvisor Corp. (a)	9,681
181	Cornerstone OnDemand, Inc. (a)	8,655
82	CoStar Group, Inc. (a)	15,281
215	Dealertrack Technologies, Inc. (a)	10,566
153	Demandware, Inc. (a)	9,816
410	Envestnet, Inc. (a)	16,468
252	Marketo, Inc. (a)	8,244
136	OpenTable, Inc. (a)	10,464
385	Trulia, Inc. (a)	12,780

		101,955

	Semiconductors & Semiconductor Equipment — 3.0%
270	Cavium, Inc. (a)	11,794
142	Hittite Microwave Corp.	8,975
924	Inphi Corp. (a)	14,866

		35,635

	Software — 7.1%
439	A10 Networks, Inc. (a)	6,595
227	BroadSoft, Inc. (a)	6,055
162	CommVault Systems, Inc. (a)	10,545
431	Fortinet, Inc. (a)	9,497
460	Gigamon, Inc. (a)	13,964
242	Guidewire Software, Inc. (a)	11,891
174	Imperva, Inc. (a)	9,708
370	Rally Software Development Corp. (a)	4,948
55	Splunk, Inc. (a)	3,899
112	Tableau Software, Inc., Class A (a)	8,503

		85,605

	Technology Hardware, Storage & Peripherals — 0.4%
122	Nimble Storage, Inc. (a)	4,634

	Total Information Technology	275,302

	Telecommunication Services — 0.9%
	Wireless Telecommunication Services — 0.9%
746	Boingo Wireless, Inc. (a)	5,060
348	RingCentral, Inc., Class A (a)	6,298

	Total Telecommunication Services	11,358

	Total Common Stocks (Cost $832,792)	1,180,387

Short-Term Investment — 1.3%
	Investment Company — 1.3%
15,874	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $15,874)	15,874

	Total Investments — 99.5% (Cost $848,666)	1,196,261
	Other Assets in Excess of Liabilities — 0.5%	6,427

	NET ASSETS — 100.0%	$1,202,688

(EMPTY) (EMPTY) (EMPTY)

Percentages indicated are based on net assets.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$378,043
Aggregate gross unrealized depreciation	(30,448)

Net unrealized appreciation/depreciation	$347,595

Federal income tax cost of investments	$848,666

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,196,261	$—	$—	$1,196,261

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.9%
	Consumer Discretionary — 8.8%
	Auto Components — 1.4%
682	Dana Holding Corp.	15,858
211	Stoneridge, Inc. (a)	2,371
113	Superior Industries International, Inc.	2,307

		20,536

	Diversified Consumer Services — 0.3%
67	2U, Inc. (a)	920
207	Lincoln Educational Services Corp.	780
229	Regis Corp.	3,136

		4,836

	Hotels, Restaurants & Leisure — 1.2%
13	Biglari Holdings, Inc. (a)	6,532
49	Einstein Noah Restaurant Group, Inc.	812
149	Intrawest Resorts Holdings, Inc. (a)	1,943
184	Isle of Capri Casinos, Inc. (a)	1,411
16	Jack in the Box, Inc. (a)	943
33	Red Robin Gourmet Burgers, Inc. (a)	2,373
232	Ruth’s Hospitality Group, Inc.	2,804
28	Scientific Games Corp., Class A (a)	378
78	Town Sports International Holdings, Inc.	665

		17,861

	Household Durables — 0.6%
117	Blyth, Inc.	1,251
12	Cavco Industries, Inc. (a)	926
73	CSS Industries, Inc.	1,982
81	Leggett & Platt, Inc.	2,640
27	Lifetime Brands, Inc.	477
29	NACCO Industries, Inc., Class A	1,583
160	ZAGG, Inc. (a)	741

		9,600

	Internet & Catalog Retail — 0.3%
35	Coupons.com, Inc. (a)	850
402	Orbitz Worldwide, Inc. (a)	3,151

		4,001

	Leisure Products — 0.0% (g)
20	Malibu Boats, Inc., Class A (a)	447

	Media — 1.2%
34	AH Belo Corp., Class A	396
35	AMC Entertainment Holdings, Inc., Class A (a)	851
154	Entercom Communications Corp., Class A (a)	1,550
292	Journal Communications, Inc., Class A (a)	2,583
297	McClatchy Co. (The), Class A (a)	1,909
39	Nexstar Broadcasting Group, Inc., Class A	1,463
8	Saga Communications, Inc., Class A	379
226	Sinclair Broadcast Group, Inc., Class A	6,121
327	Sizmek, Inc. (a)	3,475

		18,727

	Multiline Retail — 0.8%
136	Bon-Ton Stores, Inc. (The)	1,495
106	Dillard’s, Inc., Class A	9,785

		11,280

	Specialty Retail — 1.8%
27	Barnes & Noble, Inc. (a)	556
262	Brown Shoe Co., Inc.	6,946
231	Children’s Place Retail Stores, Inc. (The)	11,486
733	hhgregg, Inc. (a)	7,041
23	Stein Mart, Inc.	326

		26,355

	Textiles, Apparel & Luxury Goods — 1.2%
364	Iconix Brand Group, Inc. (a)	14,286
136	Unifi, Inc. (a)	3,145

		17,431

	Total Consumer Discretionary	131,074

	Consumer Staples — 3.3%
	Food & Staples Retailing — 1.4%
8	Pantry, Inc. (The) (a)	115
2,700	Rite Aid Corp. (a)	16,929
363	Roundy’s, Inc.	2,500
72	Spartan Stores, Inc.	1,667

		21,211

	Food Products — 0.8%
372	Chiquita Brands International, Inc. (a)	4,628
20	Farmer Bros Co. (a)	402
88	Fresh Del Monte Produce, Inc.	2,426
6	John B Sanfilippo & Son, Inc.	147
129	Pinnacle Foods, Inc.	3,843
18	Seneca Foods Corp., Class A (a)	563

		12,009

	Household Products — 0.2%
356	Central Garden & Pet Co., Class A (a)	2,946

	Tobacco — 0.9%
159	Alliance One International, Inc. (a)	464
223	Universal Corp.	12,458

		12,922

	Total Consumer Staples	49,088

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Energy — 7.7%
	Energy Equipment & Services — 2.7%
58	Dawson Geophysical Co.	1,611
208	Exterran Holdings, Inc.	9,114
629	Helix Energy Solutions Group, Inc. (a)	14,447
644	Hercules Offshore, Inc. (a)	2,954
42	Key Energy Services, Inc. (a)	388
56	Natural Gas Services Group, Inc. (a)	1,682
263	Parker Drilling Co. (a)	1,866
54	Pioneer Energy Services Corp. (a)	702
95	SEACOR Holdings, Inc. (a)	8,210

		40,974

	Oil, Gas & Consumable Fuels — 5.0%
40	Alon USA Energy, Inc.	599
626	Alpha Natural Resources, Inc. (a)	2,660
275	Arch Coal, Inc.	1,327
7	Delek U.S. Holdings, Inc.	189
191	EPL Oil & Gas, Inc. (a)	7,376
33	Equal Energy Ltd.	149
2,343	Forest Oil Corp. (a)	4,474
182	Frontline Ltd., (Bermuda) (a)	714
226	Green Plains Renewable Energy, Inc.	6,759
185	Knightsbridge Tankers Ltd., (Bermuda)	2,510
13	Panhandle Oil and Gas, Inc., Class A	584
623	Penn Virginia Corp. (a)	10,903
578	PetroQuest Energy, Inc. (a)	3,295
54	REX American Resources Corp. (a)	3,064
245	Rice Energy, Inc. (a)	6,474
218	RSP Permian, Inc. (a)	6,304
141	Stone Energy Corp. (a)	5,901
235	W&T Offshore, Inc.	4,063
198	Western Refining, Inc.	7,654

		74,999

	Total Energy	115,973

	Financials — 36.3%
	Banks — 15.5%
84	1st Source Corp.	2,683
19	1st United Bancorp, Inc.	146
6	American National Bankshares, Inc.	129
62	BancFirst Corp.	3,494
318	BancorpSouth, Inc.	7,947
140	Bank of Hawaii Corp.	8,455
53	Banner Corp.	2,168
301	BBCN Bancorp, Inc.	5,159
16	Bridge Capital Holdings (a)	390
130	Capital Bank Financial Corp., Class A (a)	3,270
21	Cascade Bancorp (a)	117
176	Cathay General Bancorp	4,426
18	Center Bancorp, Inc.	340
263	Central Pacific Financial Corp.	5,307
7	Century Bancorp, Inc., Class A	235
62	Chemical Financial Corp.	2,002
16	Citizens & Northern Corp.	323
123	City Holding Co.	5,531
83	CoBiz Financial, Inc.	958
47	Columbia Banking System, Inc.	1,327
116	Community Bank System, Inc.	4,507
95	Community Trust Bancorp, Inc.	3,924
29	Cullen/Frost Bankers, Inc.	2,233
14	East West Bancorp, Inc.	509
59	Financial Institutions, Inc.	1,365
26	First Bancorp	490
280	First BanCorp, (Puerto Rico) (a)	1,525
309	First Busey Corp.	1,790
7	First Citizens BancShares, Inc., Class A	1,685
1,129	First Commonwealth Financial Corp.	10,210
21	First Community Bancshares, Inc.	340
126	First Financial Bancorp	2,264
32	First Financial Bankshares, Inc.	1,990
99	First Interstate Bancsystem, Inc.	2,791
39	First Merchants Corp.	835
376	FirstMerit Corp.	7,840
91	Flushing Financial Corp.	1,907
397	FNB Corp.	5,313
181	Glacier Bancorp, Inc.	5,256
31	Great Southern Bancorp, Inc.	937
22	Guaranty Bancorp	318
284	Hancock Holding Co.	10,391
46	Heartland Financial USA, Inc.	1,247
30	Home Federal Bancorp, Inc.	464
44	Hudson Valley Holding Corp.	846
50	Lakeland Bancorp, Inc.	563
24	Lakeland Financial Corp.	957
172	MainSource Financial Group, Inc.	2,943
102	MB Financial, Inc.	3,161
50	Metro Bancorp, Inc. (a)	1,063
40	National Penn Bancshares, Inc.	417
480	OFG Bancorp, (Puerto Rico)	8,246
32	OmniAmerican Bancorp, Inc.	729

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Banks — Continued
67	Pacific Continental Corp.	918
133	PacWest Bancorp	5,707
27	Preferred Bank (a)	711
17	Republic Bancorp, Inc., Class A	380
19	S&T Bancorp, Inc.	441
11	S.Y. Bancorp, Inc.	335
24	Seacoast Banking Corp. of Florida (a)	264
15	Sierra Bancorp	232
64	Simmons First National Corp., Class A	2,393
26	Southside Bancshares, Inc.	822
142	Southwest Bancorp, Inc.	2,499
266	Sterling Financial Corp.	8,876
15	Suffolk Bancorp (a)	328
623	Susquehanna Bancshares, Inc.	7,095
48	SVB Financial Group (a)	6,181
54	Talmer Bancorp, Inc., Class A (a)	794
376	TCF Financial Corp.	6,258
34	Tompkins Financial Corp.	1,655
123	Trustmark Corp.	3,105
159	UMB Financial Corp.	10,313
58	Umpqua Holdings Corp.	1,074
374	Union First Market Bankshares Corp.	9,504
14	Univest Corp of Pennsylvania	279
52	Valley National Bancorp	545
23	Washington Banking Co.	413
32	Washington Trust Bancorp, Inc.	1,210
95	Webster Financial Corp.	2,957
35	West Bancorporation, Inc.	538
117	Westamerica Bancorporation	6,327
590	Wilshire Bancorp, Inc.	6,552

		232,169

	Capital Markets — 1.6%
189	Apollo Investment Corp.	1,570
88	Arlington Asset Investment Corp., Class A	2,325
200	Cowen Group, Inc., Class A (a)	880
22	Firsthand Technology Value Fund, Inc.	463
29	GAMCO Investors, Inc., Class A	2,275
180	Gladstone Capital Corp.	1,817
392	Investment Technology Group, Inc. (a)	7,923
57	Janus Capital Group, Inc.	620
314	MCG Capital Corp.	1,190
51	MVC Capital, Inc.	684
86	NGP Capital Resources Co.	580
48	Oppenheimer Holdings, Inc., Class A	1,335
40	Piper Jaffray Cos. (a)	1,850

		23,512

	Consumer Finance — 1.1%
236	DFC Global Corp. (a)	2,083
43	Green Dot Corp., Class A (a)	830
94	Nelnet, Inc., Class A	3,832
125	World Acceptance Corp. (a)	9,393

		16,138

	Diversified Financial Services — 0.4%
97	Marlin Business Services Corp.	2,020
19	NewStar Financial, Inc. (a)	262
105	PHH Corp. (a)	2,721
30	Resource America, Inc., Class A	258

		5,261

	Insurance — 4.2%
326	American Equity Investment Life Holding Co.	7,702
29	Arch Capital Group Ltd., (Bermuda) (a)	1,665
95	Argo Group International Holdings Ltd., (Bermuda)	4,373
639	CNO Financial Group, Inc.	11,571
10	Global Indemnity plc, (Ireland) (a)	258
62	Hallmark Financial Services (a)	517
200	Horace Mann Educators Corp.	5,788
86	Meadowbrook Insurance Group, Inc.	502
176	Platinum Underwriters Holdings Ltd., (Bermuda)	10,560
92	Primerica, Inc.	4,353
149	ProAssurance Corp.	6,644
54	StanCorp Financial Group, Inc.	3,621
269	Symetra Financial Corp.	5,332

		62,886

	Real Estate Investment Trusts (REITs) — 11.8%
20	American Assets Trust, Inc.	658
2,020	Anworth Mortgage Asset Corp.	10,020
167	Apartment Investment & Management Co., Class A	5,056
111	Ashford Hospitality Prime, Inc.	1,685
557	Ashford Hospitality Trust, Inc.	6,277
923	Capstead Mortgage Corp.	11,684
357	CBL & Associates Properties, Inc.	6,331
412	Chambers Street Properties (m)	3,199
284	CoreSite Realty Corp.	8,798
467	CubeSmart	8,019

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Real Estate Investment Trusts (REITs) — Continued
1,119	CYS Investments, Inc.	9,243
1,623	DCT Industrial Trust, Inc.	12,785
271	DiamondRock Hospitality Co.	3,179
223	Education Realty Trust, Inc.	2,202
64	EPR Properties	3,412
604	FelCor Lodging Trust, Inc.	5,456
107	First Industrial Realty Trust, Inc.	2,067
415	First Potomac Realty Trust (m)	5,358
70	Getty Realty Corp.	1,322
62	Gladstone Commercial Corp.	1,077
128	Government Properties Income Trust	3,236
50	Highwoods Properties, Inc.	1,905
56	Home Properties, Inc.	3,367
135	Hospitality Properties Trust	3,889
67	LaSalle Hotel Properties	2,107
84	LTC Properties, Inc.	3,153
12	Mid-America Apartment Communities, Inc.	838
128	Parkway Properties, Inc.	2,338
109	Pebblebrook Hotel Trust	3,688
194	Pennsylvania Real Estate Investment Trust	3,503
259	Potlatch Corp.	10,017
30	PS Business Parks, Inc.	2,542
828	RAIT Financial Trust	7,031
463	Redwood Trust, Inc.	9,381
64	Strategic Hotels & Resorts, Inc. (a)	653
368	Sunstone Hotel Investors, Inc.	5,050
12	Taubman Centers, Inc.	821
250	Washington Real Estate Investment Trust	5,977

		177,324

	Real Estate Management & Development — 0.6%
150	Alexander & Baldwin, Inc.	6,367
131	Forestar Group, Inc. (a)	2,323

		8,690

	Thrifts & Mortgage Finance — 1.1%
21	BankFinancial Corp.	205
83	Beneficial Mutual Bancorp, Inc. (a)	1,089
126	Charter Financial Corp.	1,357
26	ESB Financial Corp.	336
23	Fox Chase Bancorp, Inc.	386
12	Kearny Financial Corp. (a)	182
48	OceanFirst Financial Corp.	844
225	Ocwen Financial Corp. (a)	8,823
27	Provident Financial Holdings, Inc.	419
82	Rockville Financial, Inc.	1,118
9	Territorial Bancorp, Inc.	201
90	Westfield Financial, Inc.	673
22	WSFS Financial Corp.	1,543

		17,176

	Total Financials	543,156

	Health Care — 5.3%
	Biotechnology — 1.7%
36	Aegerion Pharmaceuticals, Inc. (a)	1,674
71	Agios Pharmaceuticals, Inc. (a)	2,780
17	Akebia Therapeutics, Inc. (a)	329
79	Applied Genetic Technologies Corp. (a)	1,179
6	Auspex Pharmaceuticals, Inc. (a)	181
82	Cara Therapeutics, Inc. (a)	1,526
117	Celladon Corp. (a)	1,396
38	Clovis Oncology, Inc. (a)	2,660
51	Concert Pharmaceuticals, Inc. (a)	681
48	Dicerna Pharmaceuticals, Inc. (a)	1,348
39	Eagle Pharmaceuticals, Inc. (a)	502
71	Eleven Biotherapeutics, Inc. (a)	1,147
35	Epizyme, Inc. (a)	792
73	Flexion Therapeutics, Inc. (a)	1,202
17	Foundation Medicine, Inc. (a)	544
123	Insmed, Inc. (a)	2,334
16	Karyopharm Therapeutics, Inc. (a)	497
40	MacroGenics, Inc. (a)	1,119
140	Trevena, Inc. (a)	1,104
33	Ultragenyx Pharmaceutical, Inc. (a)	1,599
99	Verastem, Inc. (a)	1,067

		25,661

	Health Care Equipment & Supplies — 1.8%
34	Inogen, Inc. (a)	568
71	Medical Action Industries, Inc. (a)	494
259	NuVasive, Inc. (a)	9,944
275	PhotoMedex, Inc. (a)	4,355
174	SurModics, Inc. (a)	3,932
132	Symmetry Medical, Inc. (a)	1,327
157	Thoratec Corp. (a)	5,604

		26,224

	Health Care Providers & Services — 1.4%
180	Amedisys, Inc. (a)	2,685
71	Centene Corp. (a)	4,401
569	Cross Country Healthcare, Inc. (a)	4,595
84	HealthSouth Corp.	3,015
82	LHC Group, Inc. (a)	1,809

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Providers & Services — Continued
37	Magellan Health Services, Inc. (a)	2,178
37	Providence Service Corp. (The) (a)	1,055
96	Triple-S Management Corp., (Puerto Rico), Class B (a)	1,541

		21,279

	Health Care Technology — 0.1%
56	Veeva Systems, Inc., Class A (a)	1,506

	Pharmaceuticals — 0.3%
17	Achaogen, Inc. (a)	255
53	Egalet Corp. (a)	743
31	Questcor Pharmaceuticals, Inc.	1,987
51	Revance Therapeutics, Inc. (a)	1,594

		4,579

	Total Health Care	79,249

	Industrials — 14.5%
	Aerospace & Defense — 1.4%
485	AAR Corp. (m)	12,583
48	API Technologies Corp. (a)	141
184	Engility Holdings, Inc. (a)	8,298

		21,022

	Airlines — 0.8%
35	Alaska Air Group, Inc.	3,229
568	Republic Airways Holdings, Inc. (a)	5,192
274	SkyWest, Inc.	3,497

		11,918

	Building Products — 0.9%
359	Gibraltar Industries, Inc. (a)	6,782
376	PGT, Inc. (a)	4,329
30	Trex Co., Inc. (a)	2,224

		13,335

	Commercial Services & Supplies — 3.5%
149	ABM Industries, Inc.	4,294
744	ACCO Brands Corp. (a)	4,585
639	ARC Document Solutions, Inc. (a)	4,756
1,599	Cenveo, Inc. (a)	4,862
28	Courier Corp.	431
21	Ennis, Inc.	345
93	G&K Services, Inc., Class A	5,713
100	HNI Corp.	3,667
62	Kimball International, Inc., Class B	1,130
246	Quad/Graphics, Inc.	5,773
142	R.R. Donnelley & Sons Co.	2,536
214	Steelcase, Inc., Class A	3,550
258	United Stationers, Inc.	10,588

		52,230

	Construction & Engineering — 1.2%
89	Argan, Inc.	2,643
119	Comfort Systems USA, Inc.	1,820
260	EMCOR Group, Inc.	12,170
71	Orion Marine Group, Inc. (a)	897

		17,530

	Electrical Equipment — 0.2%
120	LSI Industries, Inc.	982
30	Powell Industries, Inc.	1,931

		2,913

	Machinery — 2.9%
81	AGCO Corp.	4,462
5	Ampco-Pittsburgh Corp.	93
415	Briggs & Stratton Corp.	9,229
200	Douglas Dynamics, Inc.	3,489
170	Federal Signal Corp. (a)	2,530
9	FreightCar America, Inc.	211
55	Hurco Cos., Inc.	1,457
59	Hyster-Yale Materials Handling, Inc.	5,704
112	Kadant, Inc.	4,081
26	Lydall, Inc. (a)	599
118	Mueller Industries, Inc.	3,533
250	Mueller Water Products, Inc., Class A	2,379
76	Standex International Corp.	4,067
18	Watts Water Technologies, Inc., Class A	1,039

		42,873

	Marine — 0.1%
50	International Shipholding Corp.	1,457

	Professional Services — 1.4%
136	Barrett Business Services, Inc.	8,125
9	CDI Corp.	146
334	FTI Consulting, Inc. (a)	11,142
28	Paylocity Holding Corp. (a)	676
19	VSE Corp.	980

		21,069

	Road & Rail — 1.3%
4	AMERCO	905
183	Arkansas Best Corp.	6,755
42	Celadon Group, Inc.	1,019
34	Heartland Express, Inc.	765
128	Quality Distribution, Inc. (a)	1,659

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Road & Rail — Continued
222	Saia, Inc. (a)	8,473

		19,576

	Trading Companies & Distributors — 0.8%
141	Aircastle Ltd.	2,723
211	Applied Industrial Technologies, Inc.	10,167

		12,890

	Total Industrials	216,813

	Information Technology — 11.7%
	Communications Equipment — 1.5%
132	Aviat Networks, Inc. (a)	210
53	Bel Fuse, Inc., Class B	1,159
124	Black Box Corp.	3,028
71	Calix, Inc. (a)	597
209	Ciena Corp. (a)	4,753
320	Comtech Telecommunications Corp.	10,186
327	Harmonic, Inc. (a)	2,332
29	Oplink Communications, Inc. (a)	514

		22,779

	Electronic Equipment, Instruments & Components — 2.7%
284	Aeroflex Holding Corp. (a)	2,362
15	Anixter International, Inc.	1,502
325	Benchmark Electronics, Inc. (a)	7,363
196	Checkpoint Systems, Inc. (a)	2,632
148	Cognex Corp. (a)	5,001
82	Coherent, Inc. (a)	5,352
58	Electro Scientific Industries, Inc.	572
94	Insight Enterprises, Inc. (a)	2,350
132	Newport Corp. (a)	2,730
49	Richardson Electronics Ltd.	528
86	ScanSource, Inc. (a)	3,523
67	Tech Data Corp. (a)	4,103
120	Vishay Intertechnology, Inc.	1,790

		39,808

	Internet Software & Services — 1.2%
26	Amber Road, Inc. (a)	394
13	Care.com, Inc. (a)	212
72	Chegg, Inc. (a)	502
186	Digital River, Inc. (a)	3,242
534	Intralinks Holdings, Inc. (a)	5,458
4	Q2 Holdings, Inc. (a)	59
49	Rocket Fuel, Inc. (a)	2,118
429	United Online, Inc.	4,956
19	XO Group, Inc. (a)	191
15	Xoom Corp. (a)	289

		17,421

	IT Services — 1.7%
106	Convergys Corp.	2,325
111	CSG Systems International, Inc.	2,890
103	Euronet Worldwide, Inc. (a)	4,292
29	EVERTEC, Inc., (Puerto Rico)	724
268	Global Cash Access Holdings, Inc. (a)	1,839
368	Unisys Corp. (a)	11,208
68	Vantiv, Inc., Class A (a)	2,061

		25,339

	Semiconductors & Semiconductor Equipment — 2.8%
282	Amkor Technology, Inc. (a)	1,935
239	DSP Group, Inc. (a)	2,062
88	First Solar, Inc. (a)	6,114
59	GSI Technology, Inc. (a)	409
122	GT Advanced Technologies, Inc. (a)	2,082
56	IXYS Corp.	639
392	LTX-Credence Corp. (a)	3,490
67	Pericom Semiconductor Corp. (a)	521
260	Photronics, Inc. (a)	2,215
486	RF Micro Devices, Inc. (a)	3,827
723	Spansion, Inc., Class A (a)	12,588
115	SunPower Corp. (a)	3,700
38	Supertex, Inc. (a)	1,266
107	Ultra Clean Holdings, Inc. (a)	1,408

		42,256

	Software — 1.4%
69	A10 Networks, Inc. (a)	1,036
143	Aspen Technology, Inc. (a)	6,062
54	Fair Isaac Corp.	2,998
29	FireEye, Inc. (a)	1,773
517	TiVo, Inc. (a)	6,835
52	Varonis Systems, Inc. (a)	1,852

		20,556

	Technology Hardware, Storage & Peripherals — 0.4%
393	Avid Technology, Inc. (a)	2,398
344	QLogic Corp. (a)	4,391

		6,789

	Total Information Technology	174,948

	Materials — 3.7%
	Chemicals — 1.2%
209	Minerals Technologies, Inc.	13,474

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Chemicals — Continued
199	Tredegar Corp.	4,574

		18,048

	Containers & Packaging — 0.5%
537	Graphic Packaging Holding Co. (a)	5,452
126	Myers Industries, Inc.	2,512

		7,964

	Metals & Mining — 1.3%
149	AM Castle & Co. (a)	2,186
228	Coeur Mining, Inc. (a)	2,122
49	Olympic Steel, Inc.	1,415
34	Schnitzer Steel Industries, Inc., Class A	967
85	SunCoke Energy, Inc. (a)	1,948
266	Worthington Industries, Inc.	10,163

		18,801

	Paper & Forest Products — 0.7%
54	Domtar Corp., (Canada)	6,026
129	PH Glatfelter Co.	3,514
25	Schweitzer-Mauduit International, Inc.	1,069

		10,609

	Total Materials	55,422

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 1.0%
98	FairPoint Communications, Inc. (a)	1,337
471	Inteliquent, Inc.	6,838
251	magicJack VocalTec Ltd., (Israel) (a)	5,335
455	Vonage Holdings Corp. (a)	1,943

	Total Telecommunication Services	15,453

	Utilities — 5.6%
	Electric Utilities — 2.4%
253	El Paso Electric Co.	9,029
121	PNM Resources, Inc.	3,268
524	Portland General Electric Co.	16,930
44	Unitil Corp.	1,442
86	UNS Energy Corp.	5,174

		35,843

	Gas Utilities — 1.5%
72	AGL Resources, Inc.	3,539
17	Chesapeake Utilities Corp.	1,099
219	Laclede Group, Inc. (The)	10,331
39	Piedmont Natural Gas Co., Inc.	1,373
128	Southwest Gas Corp.	6,842

		23,184

	Independent Power and Renewable Electricity Producers — 0.2%
950	Atlantic Power Corp.	2,755

	Multi-Utilities — 1.4%
293	Avista Corp.	8,983
241	NorthWestern Corp.	11,431

		20,414

	Water Utilities — 0.1%
55	California Water Service Group	1,307
54	Consolidated Water Co., Ltd., (Cayman Islands)	708

		2,015

	Total Utilities	84,211

	Total Common Stocks (Cost $1,149,401)	1,465,387

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.2%
2,665	U.S. Treasury Note, 0.250%, 11/30/14 (k) (m) (Cost $2,667)	2,668

Short-Term Investment — 3.7%
	Investment Company — 3.7%
55,338	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $55,338)	55,338

	Total Investments — 101.8% (Cost $1,207,406)	1,523,393
	Liabilities in Excess of Other Assets — (1.8)%	(26,248)

	NET ASSETS — 100.0%	$1,497,145

Percentages indicated are based on net assets.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
465	E-mini Russell 2000	06/20/14	$54,428	$(457)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$354,365
Aggregate gross unrealized depreciation	(38,378)

Net unrealized appreciation/depreciation	$315,987

Federal income tax cost of investments	$1,207,406

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,520,725	$2,668	$—	$1,523,393
Depreciation in Other Financial Instruments
Futures Contracts	$(457)	$—	$—	$(457)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOIs. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 28, 2014

By:	/s/	Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 28, 2014